UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

Item 1. Reports to Stockholders.

MUTUAL BEACON FUND

| 1

Semiannual Report

Mutual Beacon Fund

Your Fund’s Goals and Main Investments: Mutual Beacon Fund seeks capital appreciation, with income as a secondary goal, by investing primarily in equity securities of companies the Fund’s managers believe are at prices below their intrinsic value. The Fund may invest up to 35% of its assets in foreign securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Mutual Beacon Fund covers the period ended June 30, 2012.

Performance Overview

Mutual Beacon Fund – Class Z delivered a +7.28% cumulative total return for the six months ended June 30, 2012. The Fund underperformed the +9.49% total return of its benchmark, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Economic and Market Overview

The U.S. economy, as measured by gross domestic product, grew modestly during the six-month period ended June 30, 2012, as personal income and spending rose. The national unemployment rate for June 2012 stood at 8.2%, compared with 8.5% at the start of the period.2 Job growth was more pronounced in the first quarter, and jobless claims touched a four-year low; however, hiring slowed in the second quarter. Industrial production and manufacturing activity expanded during most of the period under review, but the manufacturing sector shrank unexpectedly in June. In keeping with its goal to strengthen U.S. economic recovery by fostering increased employment while keeping inflation in check, during June the Federal Reserve Board (Fed)

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 5

extended through 2012 its program (dubbed Operation Twist) to buy long-term Treasuries in an attempt to lower long-term yields. The Fed also reaffirmed its intention to keep the federal funds target rate low at least through late 2014.

Global growth trends generally moderated, led by Europe, which narrowly avoided recession mainly because of German export strength. Yet, even the more resilient economies of Germany and China showed signs of a slowdown at period-end. The combination of flagging growth, political uncertainty and populist unrest pressured investor confidence, and ratings agencies downgraded global banks and European sovereigns. Concerns about Italian and Spanish borrowing costs added to investor anxiety as bond yields climbed. Europe’s initial policy responses — including enhanced liquidity measures and an ineffective Spanish banking bailout — did little to address the structural imbalances of eurozone economies or the solvency fears plaguing the region’s banking system.

Global developed stock markets, as measured by the MSCI World Index, delivered the best annual start in more than a decade, as signs of U.S. economic recovery and European policy relief underpinned a rally in cyclical stocks. During late March and early April 2012, U.S. stocks, as measured by the S&P 500, reached multi-year highs. However, stocks dropped sharply in late spring amid renewed global economic weakness and European debt concerns before additional policy action prompted a rebound in June. Politics largely drove the markets during the first half of 2012 as investors closely monitored developments in Europe, where German-led austerity demands were met with increasing resentment from some highly indebted eurozone members. Fears of a Greek debt default and exit from the eurozone were somewhat mitigated in February by secured bailout financing and bondholder concessions, as well as May and June elections that resulted in the formation of a new coalition government. The Fed’s Operation Twist purchases and risk-averse investors seeking safety drove U.S. Treasury yields to historical lows during the period. In the latter part of the period, the euro declined while the U.S. dollar and Japanese yen made gains.

At the end of the reporting period, significant challenges to the U.S. and global economies remained, including weak jobs reports, lack of broad public and political agreement on how to achieve U.S. deficit reduction, and uncertainty surrounding deeply indebted European countries including Greece, Italy and Spain. Although long-term resolution of European debt issues remained unclear, the European Central Bank’s plan to allow the European Stability Mechanism to directly recapitalize troubled banks throughout the eurozone, as well as a late-June proposal leaning toward fiscal and banking union, supported cautious optimism in U.S. and global markets.

6 | Semiannual Report

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are always attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. This strict value approach is not only intended to improve the likelihood of upside potential, but it is also intended to reduce the risk of substantial declines. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, a highly specialized field that has proven quite profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbi-trage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Semiannual Report | 7

Manager’s Discussion

In an environment of generally rising U.S. equity prices, many Fund holdings increased in value during the review period. Three particularly strong performers were the second-largest U.S. cable company, Time Warner Cable (TWC), software firm Microsoft, and Bermuda-based White Mountains Insurance Group, which provides insurance products and services through its subsidiaries and U.S. operating offices.

Positive operating results drove TWC’s share price higher as the company reported better-than-expected subscriber metrics and revenues and raised its 2012 free cash flow guidance. The company also raised its quarterly dividend and increased its share buyback authorization.

Microsoft shares performed well as revenues grew, driven by sales of its Windows 7 operating system, the Office productivity suite, and strength in the Server and Tools division. Operating strength led company management to continue its policy of paying dividends and buying back shares. Also, the company released an early version of its next operating system, Windows 8, which will enable touch interaction and bring Windows to the world of tablets. Microsoft also announced it would be entering the hardware market with a tablet of its own, Surface. Given the potential stemming from the releases of Windows 8 and Surface and the ongoing success of Microsoft’s enterprise business, we consider this investment attractive at recent valuations.

Early in the period, White Mountains announced positive fourth-quarter 2011 results, including a significant increase in book value per share driven by the sale of its Esurance and Answer Financial units. Subsequently, the company reported strong first-quarter 2012 results, leading to a further increase in book value. We continue to see value in our investment based on our expectation that the company will continue to deploy its free capital in a manner beneficial to shareholders.

During the period under review, some of the Fund’s investments lost value and negatively affected performance. Key detractors included German industrial conglomerate ThyssenKrupp, U.S. integrated power company Texas Competitive Electric Holdings, and U.S. oil and gas exploration and production company Marathon Oil.

8 | Semiannual Report

During the period, ThyssenKrupp’s operating performance was broadly in line with expectations, with the exception of the company’s Steel Europe and Americas businesses, which struggled due to cyclical pricing pressures and launch issues in the Americas. While the company continued to execute on its original restructuring plan, the uncertain and volatile macroeconomic environment weighed on operations, contributing to management’s recent announcement that it would explore all strategic options regarding the Steel Americas division. At period-end, we continued to see upside potential in our investment based on ThyssenKrupp’s strong set of assets, manageable debt maturity ladder, ability to generate strong free cash flow and a restructuring plan designed to create value.

Our holdings of Texas Competitive Electric debt declined during the six months under review as depressed natural gas prices and uncertainty over the potential impact of the Cross-State Air Pollution Rule resulted in a challenging operating environment. Weak volumes and pricing continued to hinder performance, while depressed forward power curves diminished prospects for business to improve in the short term.

Marathon Oil hindered Fund performance during the first half of 2012 as disappointing results combined with a sharp drop in oil prices to negatively impact investor sentiment. Based on our research, we viewed the high oil prices of the past year as unsustainable and took that into consideration in our valuation analyses. We were encouraged by continued progress in the company’s key underlying operating trends and continued to hold this position.

During the period, the Fund held currency forwards and futures to hedge a portion of the currency risk of the portfolio’s non-U.S. dollar investments. The hedges had a negligible impact on the Fund’s performance.

Semiannual Report | 9

Thank you for your continued participation in Mutual Beacon Fund. We look forward to serving your future investment needs.

Mutual Beacon Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Christian Correa has been portfolio manager for Mutual Beacon Fund since 2007 and a co-portfolio manager since December 2010. He joined Franklin Templeton Investments in 2003 and serves as Director of Research for Franklin Mutual Advisers. Previously, he covered merger arbitrage and special situations at Lehman Brothers Holdings Inc.

Mandana Hormozi has been a co-portfolio manager for Mutual Beacon Fund since 2010 and was assistant portfolio manager for the Fund since 2009. Before that, she was assistant portfolio manager for Mutual Discovery Fund since 2007. She has been an analyst for Franklin Mutual Advisers since 2003, when she joined Franklin Templeton Investments. Previously, she was a senior vice president in the equity research department at Lazard Freres and an economic research analyst at Mitsubishi Bank.

10 | Semiannual Report

Performance Summary as of 6/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class Z/R: no sales charges; Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s investments in smaller company stocks and foreign securities involve special risks. Smaller company stocks have exhibited greater price volatility than larger company stocks, particularly over the short term. Foreign securities risks include currency fluctuations, and economic and political uncertainties. The Fund may also invest in companies engaged in mergers, reorganizations or liquidations, which involve special risks as pending deals may not be completed on time or on favorable terms, as well as lower rated bonds, which entail higher credit risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class Z: Class B: Class C:

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (Z: 0.86%; A: 1.16%; B: 1.84%; C: 1.86%; and

R:	1.36%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.18 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust
(REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.53%.
dNet investment income per share includes approximately $(0.06) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.35%.
eAmount rounds to less than $0.01 per share.
f Effective September 1, 2008, the redemption fee was eliminated.
gTotal return is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kTotal expenses net of a one-time unaffiliated fee reimbursement are 1.30%.
lRounds to less than 0.01%.
16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.18 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.23%.
dNet investment income per share includes approximately $(0.06) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.04%.
eAmount rounds to less than $0.01 per share.
fEffective September 1, 2008, the redemption fee was eliminated.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kTotal expenses net of a one-time unaffiliated fee reimbursement are 1.61%.
lRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.18 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.53%.
dNet investment income per share includes approximately $(0.06) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.36%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kTotal expenses net of a one-time unaffiliated fee reimbursement are 2.29%.
lRounds to less than 0.01%.
18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.18 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.53%.
dNet investment income per share includes approximately $(0.06) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.35%.
eAmount rounds to less than $0.01 per share.
fEffective September 1, 2008, the redemption fee was eliminated.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kTotal expenses net of a one-time unaffiliated fee reimbursement are 2.30%.
lRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

aFor the period October 30, 2009 (effective date) to December 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.18 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.03%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
hBenefit of expense reduction rounds to less than 0.01%.
iTotal expenses net of a one-time unaffiliated fee reimbursement are 1.80%.
jRounds to less than 0.01%.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Beacon Fund

Statement of Investments, June 30, 2012 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 85.2%			
Aerospace & Defense 1.4%			
Goodrich Corp.	United States	152,990	$ 19,414,434
Raytheon Co.	United States	592,702	33,541,006
			52,955,440
Auto Components 1.1%			
[a,b,c] Collins & Aikman Products Co., Contingent Distribution	United States	1,506,491	3,616
[a,d] International Automotive Components Group Brazil LLC	Brazil	2,846,329	969,175
[a,d,e] International Automotive Components Group North America, LLC	United States	16,905,297	8,343,609
[a] TRW Automotive Holdings Corp.	United States	832,080	30,587,261
			39,903,661
Beverages 3.4%			
Coca-Cola Enterprises Inc.	United Kingdom	1,823,760	51,138,230
PepsiCo Inc.	United States	170,698	12,061,521
Pernod Ricard SA	France	629,110	67,087,945
			130,287,696
Biotechnology 1.0%			
Amgen Inc.	United States	530,440	38,743,338
Capital Markets 3.4%			
The Blackstone Group LP	United States	3,403,719	44,486,607
Morgan Stanley	United States	3,134,066	45,726,023
UBS AG	Switzerland	3,309,489	38,535,146
			128,747,776
Chemicals 0.0%			
[a,b,c] Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
Commercial Banks 3.0%			
Barclays PLC	United Kingdom	948,275	2,419,479
[a,d] FE Capital Holdings Ltd.	Japan	35,242	—
[a,d,f] First Southern Bancorp Inc.	United States	1,065,450	10,105,367
[a] Korea Exchange Bank	South Korea	3,928,134	28,050,233
[a,d] NCB Warrant Holdings Ltd., A	Japan	163,895	—
Wells Fargo & Co.	United States	2,188,070	73,169,061
			113,744,140
Communications Equipment 1.1%			
Cisco Systems Inc.	United States	2,009,900	34,509,983
[a] Research In Motion Ltd.	Canada	998,060	7,375,663
			41,885,646
Computers & Peripherals 0.8%			
[a] SanDisk Corp.	United States	858,790	31,328,659
Construction & Engineering 0.3%			
Boart Longyear Ltd.	Australia	4,390,976	12,855,193
Consumer Finance 0.1%			
[a,d] Ally Financial Inc.	United States	483	2,799,834
[a] Comdisco Holding Co. Inc.	United States	1,223	6,115
			2,805,949

Semiannual Report | 21

Mutual Beacon Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Diversified Financial Services 2.9%			
Deutsche Boerse AG	Germany	354,201	$ 19,065,211
[a] ING Groep NV	Netherlands	3,615,290	24,094,640
JPMorgan Chase & Co.	United States	1,025,340	36,635,398
NYSE Euronext	United States	1,131,628	28,947,044
			108,742,293
Diversified Telecommunication Services 2.0%			
[a] AboveNet Inc.	United States	345,328	29,007,552
Cable & Wireless Communications PLC	Panama	11,739,755	5,451,763
[a,b,c] Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
[a,b,c] Marconi Corp., Contingent Distribution	United Kingdom	42,651,300	795,468
Telenor ASA	Norway	2,482,150	41,235,744
			76,490,527
Electric Utilities 0.0%			
[a,d] AET&D Holdings No. 1 Pty. Ltd.	Australia	4,353,435	—
Energy Equipment & Services 2.8%			
[a] Rowan Cos. PLC	United States	1,001,305	32,372,191
Transocean Ltd.	United States	1,620,235	72,473,111
			104,845,302
Food & Staples Retailing 1.4%			
CVS Caremark Corp.	United States	786,890	36,771,370
Walgreen Co.	United States	605,890	17,922,226
			54,693,596
Food Products 1.2%			
[a] Farmer Brothers Co.	United States	454,149	3,615,026
Kraft Foods Inc., A	United States	1,087,669	42,005,777
			45,620,803
Health Care Equipment & Supplies 2.8%			
[a] Boston Scientific Corp.	United States	6,224,926	35,295,331
Medtronic Inc.	United States	1,852,270	71,738,417
			107,033,748
Health Care Providers & Services 2.5%			
Cigna Corp.	United States	971,190	42,732,360
Coventry Health Care Inc.	United States	1,587,093	50,453,686
			93,186,046
Insurance 8.5%			
ACE Ltd.	United States	521,780	38,679,552
Ageas	Belgium	19,026,230	37,564,169
[a] American International Group Inc.	United States	627,560	20,138,400
[a,d] Olympus Re Holdings Ltd.	United States	106,700	—
RenaissanceRe Holdings Ltd.	United States	543,314	41,297,297
RSA Insurance Group PLC	United Kingdom	35,260,060	59,690,819
White Mountains Insurance Group Ltd.	United States	239,181	124,792,687
			322,162,924

22 | Semiannual Report

Mutual Beacon Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Internet Software & Services 3.1%			
[a]Google Inc., A	United States	98,774	$ 57,295,834
[a]Open Text Corp.	Canada	1,230,184	61,386,182
			118,682,016
IT Services 0.4%			
[f]Polaris Financial Technology Ltd.	India	6,942,715	15,934,100
Marine 1.0%			
A.P. Moller - Maersk AS, B	Denmark	5,590	36,580,855
Media 9.0%			
British Sky Broadcasting Group PLC	United Kingdom	3,264,627	35,637,749
CBS Corp., B	United States	901,636	29,555,628
Comcast Corp., Special A	United States	731,577	22,971,518
News Corp., B	United States	3,687,347	83,039,054
Reed Elsevier PLC	United Kingdom	5,032,343	40,348,538
Time Warner Cable Inc.	United States	1,298,966	106,645,109
Viacom Inc., B	United States	457,350	21,504,597
			339,702,193
Metals & Mining 1.1%			
[a,d,f]PMG LLC	United States	26,731	2,920,365
ThyssenKrupp AG	Germany	2,334,466	37,921,008
			40,841,373
Multi-Utilities 1.1%			
GDF Suez	France	1,763,235	41,852,722
Office Electronics 2.0%			
Xerox Corp.	United States	9,705,146	76,379,499
Oil, Gas & Consumable Fuels 6.3%			
Apache Corp.	United States	722,740	63,521,619
CONSOL Energy Inc.	United States	1,691,050	51,137,352
Marathon Oil Corp.	United States	2,046,236	52,322,254
[a]WPX Energy Inc.	United States	4,305,849	69,668,637
			236,649,862
Paper & Forest Products 0.4%			
International Paper Co.	United States	580,559	16,783,961
Personal Products 0.4%			
Avon Products Inc.	United States	820,361	13,298,052
Pharmaceuticals 5.2%			
Eli Lilly & Co.	United States	455,220	19,533,490
[a]Hospira Inc.	United States	500,600	17,510,988
Merck & Co. Inc.	United States	2,005,510	83,730,042
Novartis AG, ADR	Switzerland	677,230	37,857,157
Pfizer Inc.	United States	847,565	19,493,995
Teva Pharmaceutical Industries Ltd., ADR	Israel	478,840	18,885,450
			197,011,122

Semiannual Report | 23

Mutual Beacon Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

24 | Semiannual Report

Mutual Beacon Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Semiannual Report | 25

Mutual Beacon Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)			
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	7,056,000	$ 1,852,200
[k]senior secured note, 144A, 11.50%, 10/01/20	United States	28,306,000	19,460,375
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $177,609,276)			159,523,833
Corporate Notes and Senior Floating Rate Interests in Reorganization 1.6%			
[k,n]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	26,859,000	25,516,050
[d,n]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	13,163	—
[h,i,n]Tribune Co., 6/04/14,			
Incremental Term Loan, 7.25%	United States	2,320,000	1,518,150
[o]Initial Tranche B Term Loan, 5.25%	United States	47,349,000	31,659,104
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $54,083,258)			58,693,304
		Shares	
Companies in Liquidation 0.0%[†]			
[a]Adelphia Recovery Trust	United States	48,268,724	48,268
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087	123,222
[a,d,e,f]CB FIM Coinvestors LLC	United States	15,831,950	—
[a,b,c]Century Communications Corp., Contingent Distribution	United States	16,986,000	—
[a,d]FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
Total Companies in Liquidation (Cost $5,503,771)			171,490
Total Investments before Short Term Investments (Cost $3,186,280,992)			3,487,019,214
		Principal Amount*	
Short Term Investments 6.9%			
Convertible Notes (Cost $13,577,583) 0.3%			
[h]iStar Financial Inc., cvt., senior note, FRN, 0.968%, 10/01/12	United States	13,924,000	13,922,608
U.S. Government and Agency Securities 6.6%			
[p]FHLB, 7/02/12	United States	14,300,000	14,300,000
[p]U.S. Treasury Bills,			
9/20/12	United States	50,000,000	49,992,200
[q]7/05/12 - 12/20/12	United States	185,000,000	184,965,896
Total U.S. Government and Agency Securities (Cost $249,231,469)			249,258,096
Total Investments before Money Market Funds (Cost $3,449,090,044)			3,750,199,918

26 | Semiannual Report

Mutual Beacon Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Mutual Beacon Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

28 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Mutual Beacon Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Beacon Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

34 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 35

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

36 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counter-party to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote exchange traded and OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate, interest rate and equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption) at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At June 30, 2012, the Fund had OTC derivatives in a net unrealized loss position for such contracts of $25,412.

At June 30, 2012, the Fund held $14,593,172 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

See Notes 7 and 11 regarding investment transactions and other derivative information, respectively.

Semiannual Report | 37

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Restricted Cash

At June 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

38 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Senior Floating Rate Interests (continued)

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Semiannual Report | 39

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Semiannual Report | 41

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust’s aggregate average daily net assets as follows:

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class Z shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

42 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended June 30, 2012, the Fund paid transfer agent fees of $2,582,513, of which $1,217,530 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2012, there were no credits earned.

5. INDEPENDENT TRUSTEES’ RETIREMENT PLAN

On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.

During the period ended June 30, 2012, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:

aThe projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities. bThe increase in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.

Semiannual Report | 43

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

6. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2011, capital loss carryforwards were as follows:

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2011, the Fund deferred post-October capital losses of $26,125,880.

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and corporate actions.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2012, aggregated $1,060,051,789 and $1,302,284,850, respectively.

Transactions in options written during the period ended June 30, 2012, were as follows:

See Notes 1(d) and 11 regarding derivative financial instruments and other derivative information, respectively.

44 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2012, the aggregate value of distressed company securities for which interest recognition has been discontinued was $58,693,304, representing 1.55% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

10. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2012, unfunded commitments were as follows:

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

11. OTHER DERIVATIVE INFORMATION

At June 30, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

46 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

11. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended June 30, 2012, the average month end market value of derivatives represented 0.98% of average month end net assets. The average month end number of open derivative contracts for the period was 114.

See Notes 1(d) and 7 regarding derivative financial instruments and investment transactions, respectively.

12. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2012, were as shown below.

Semiannual Report | 47

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

12.	HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

48 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

14. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

aIncludes common, convertible preferred and preferred stocks as well as other equity investments. bIncludes securities determined to have no value at June 30, 2012. cFor detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 49

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

14. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. At June 30, 2012, the reconciliation of assets, is as follows:

aThe investment was transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities. bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments. cIncludes common and convertible preferred stocks as well as other equity investments. dIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of June 30, 2012, are as follows:

50 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

14. FAIR VALUE MEASUREMENTS (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investment in auto components companies are an enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and a discount for lack of marketability. A significant and reasonable increase or decrease in the EV to EBITDA multiple would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in commercial banks companies are the price to tangible book multiple and a discount for lack of marketability. A significant and reasonable increase or decrease in the price to tangible book multiple would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable input used in the fair value measurement of the Fund’s investment in real estate management & development companies is a discount for lack of marketability. A significant and reasonable increase or decrease in the input would result in a significant decrease or increase in the fair value measurement.

The differences in fair value measurements caused by significant and reasonable changes in any of these inputs, except the EV to EBITDA multiple input, would not materially impact the net assets of the Fund.

15. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 51

52 | Semiannual Report

Mutual Beacon Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2012, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held three meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, along with related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory

Semiannual Report | 53

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

actions and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

54 | Semiannual Report

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2011. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

Semiannual Report | 55

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global multi-cap value funds. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2011, and had annualized total returns for the three- and five-year periods in the middle performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2011, was in the second-lowest performing quintile. The Board discussed with the investment manager the reasons for the relative underperformance for the 10-year period ended December 31, 2011. While noting such discussions, the Board, overall, found such comparative performance to be acceptable.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.

56 | Semiannual Report

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2011, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of

Semiannual Report | 57

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004. The trustees assessed the breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

58 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

MUTUAL BEACON FUND

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, B, C & R)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

476 S 08/12

JUNE 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

INTERNATIONAL

Mutual European Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual European Fund

Your Fund’s Goals and Main Investments: Mutual European Fund seeks capital appreciation, with income as a secondary goal, by investing at least 80% of its net assets in securities of European companies that the manager believes are available at market prices less than their intrin-

sic value. The Fund defines European companies as issuers organized under the laws of, or whose principal business operations are located in, or who earn at least 50% of their revenue from,

European countries, as defined in the prospectus.

We are pleased to bring you Mutual European Fund’s semiannual report for the period ended June 30, 2012.

Performance Overview

Mutual European Fund – Class Z delivered a cumulative total return of
+3.85% for the six months under review. The Fund outperformed its bench-
mark, the MSCI Europe Index, which tracks equity performance in Europe’s developed markets and posted a +3.29% total return in local currency terms.1
You can find the Fund’s long-term performance data in the Performance
Summary beginning on page 11.

Economic and Market Overview

The six months under review encompassed two different market environments.
The first quarter of 2012 delivered the best annual start for global developed stocks in more than a decade, as measured by the MSCI World Index, as signs of U.S. economic recovery and European policy relief underpinned a rally in cyclical stocks. Yet, renewed global economic weakness and European debt concerns led the market lower in the second quarter, and stocks dropped sharply in the spring before additional policy action prompted a rebound in
June. Politics largely drove the markets during the first half of 2012 as investors closely monitored developments in Europe, where German-led austerity

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The unmanaged index is calculated in local currency and includes reinvested daily net dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 5

Geographic Breakdown
Based on Total Net Assets as of 6/30/12

U.K.
30.3%
France
19.7%
Germany
10.6%
Switzerland
9.8%
Netherlands
7.3%
Denmark
3.0%
Norway
2.2%
Other
7.0%
Short-Term Investments & Other Net Assets
10.1%

Investment Strategy

We follow a distinctive value investment approach, that combines investments in what we believe are undervalued common stocks with distressed debt investing and risk arbitrage. Our style aims to provide our shareholders with superior risk-adjusted results over time. We employ rigorous, fundamental analysis to find compelling situations. In our opinion, successful investing is as much about assessing risk and containing losses as it is about achieving profits. In choosing investments, we look at the market price of an individual company's securities relative to our evaluation of its intrinsic value based on factors including book value, cash flow generation, long-term earnings potential and earnings multiples. We may invest in bankrupt or distressed companies if we believe the market overreacted to adverse developments or failed to appreciate positive changes.

6 | Semiannual Report

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

During the six months under review, Fund performance benefited from several investments. Three of the largest contributors during the period were German tire and auto parts manufacturer Continental, German hospital operator
Rhön-Klinikum and U.K.-based consumer packaging company Rexam.

Continental posted strong operating results in fiscal year 2011, which included double-digit revenue growth and earnings growth. The company has also taken steps to strengthen its balance sheet and management expects net debt will continue to decline in 2012. Continental has demonstrated its ability to improve performance in certain business segments, and we continue to believe it is one of the best positioned auto suppliers globally. We believe the company’s prospects could remain positive over the next several years, based on its improving balance sheet and cash flow profile.

In April, Rhön-Klinikum received an unsolicited acquisition offer from health-
care company Fresenius. At 22.50 euros per share, the offer represented a 52%
premium to the stock’s prior day closing price. The company’s founder and largest shareholder also indicated he was in support of the proposal. The offer price exceeded our price target for the company’s shares and we subsequently liquidated the Fund’s Rhön-Klinikum holdings.

Operating plants in 25 countries, Rexam is the world’s largest beverage can manufacturer and a leading producer of plastic packaging. The company’s share price rose in the first half of 2012 as investors recognized management’s ability to deliver on expectations. Early in the period, Rexam announced broadly positive fiscal year 2011 results, reporting earnings and revenues that were slightly ahead of consensus analyst estimates. Additionally, the company’s net debt position decreased, contributing to a larger-than-expected dividend payout. Company management also announced plans to sell the company’s less profitable plastics division and expressed its intent to distribute proceeds from the sale to shareholders through a special dividend or share buyback.

Some of the Fund’s investments lost value and negatively affected perform-
ance during the six months under review. Key detractors included French media company Eutelsat Communications, German industrial conglomerate
ThyssenKrupp and Netherlands-based financial services firm ING Groep.

Semiannual Report | 7

Eutelsat’s share price declined in the first half of 2012 as the company announced fiscal third-quarter revenues that fell short of analyst estimates and also announced a downward revision to its revenue guidance. Despite the near-term weakness, we believe Eutelsat shares remain undervalued and we will continue monitoring the company’s fundamentals and strategy closely as it approaches the end of its fiscal year and a planned disclosure of its revised three-year outlook.

During the period, ThyssenKrupp’s operating performance was broadly in line with expectations, with the exception of the company’s Steel Europe and Americas businesses, which struggled due to cyclical pricing pressures and launch issues in the Americas. While the company continued to execute on its original restructuring plan, the uncertain and volatile macroeconomic environment weighed on operations, contributing to management’s recent announcement that it would explore all strategic options regarding the Steel Americas division. At period-end, we continued to see upside potential in our investment based on ThyssenKrupp’s strong set of assets, manageable debt maturity ladder, ability to generate strong free cash flow and a restructuring plan designed to create value.

ING Groep’s shares declined in value during the period amid increased uncertainty regarding Europe’s political and economic outlook. Although the economic backdrop created headwinds, we believe our investment has attractive upside potential as ING continues to divest insurance assets at attractive prices in its efforts to simplify its holding company structure while maintaining a well-capitalized banking operation

During the period, the Fund held currency forwards and futures to hedge a portion of the currency risk of the portfolio’s non-U.S. dollar investments. The hedges had a positive impact on the Fund’s performance during the period.

8 | Semiannual Report

Thank you for your continued participation in Mutual European Fund.
We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

10 | Semiannual Report

Performance Summary as of 6/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class Z/R: no sales charges; Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments.
Because the Fund invests its assets primarily in companies in a specific region, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current political uncer-
tainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the
EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe. The Fund’s investments in smaller-company stocks carry an increased risk of price fluctuation, especially over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

Class Z: Shares are available to certain eligible investors as described in the prospectus.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than
Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

Semiannual Report | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gIncludes dividend expense on securities sold short and borrowing fees, if any. See below for expense ratios of such expenses to average net assets for the periods presented.
hBenefit of expense reduction rounds to less than 0.01%.
iRounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gIncludes dividend expense on securities sold short and borrowing fees, if any. See below for expense ratios of such expenses to average net assets for the periods presented.
hBenefit of expense reduction rounds to less than 0.01%.
iRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gIncludes dividend expense on securities sold short and borrowing fees, if any. See below for expense ratios of such expenses to average net assets for the periods presented.
hBenefit of expense reduction rounds to less than 0.01%.
iRounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gIncludes dividend expense on securities sold short and borrowing fees, if any. See below for expense ratios of such expenses to average net assets for the periods presented.
hBenefit of expense reduction rounds to less than 0.01%.
iRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

aFor the period October 30, 2009 (effective date) to December 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual European Fund

Statement of Investments, June 30, 2012 (unaudited)

Semiannual Report | 21

Mutual European Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)			
Diversified Telecommunication Services (continued)			
Telenor ASA	Norway	866,637	$ 14,397,366
Vivendi SA	France	814,749	15,085,670
			31,589,041
Electrical Equipment 0.7%			
Alstom SA	France	366,376	11,559,678
Electronic Equipment, Instruments & Components 1.0%			
Premier Farnell PLC	United Kingdom	6,120,629	16,604,212
Energy Equipment & Services 1.9%			
[a,c] DeepOcean Group Holding AS	Norway	915,467	15,530,898
[a] Dockwise Ltd.	Netherlands	413,250	6,485,314
[a] SBM Offshore NV	Netherlands	718,324	9,895,671
			31,911,883
Food & Staples Retailing 3.0%			
Koninklijke Ahold NV	Netherlands	2,743,720	33,939,744
Metro AG	Germany	573,400	16,694,614
			50,634,358
Health Care Providers & Services 0.4%			
Celesio AG	Germany	424,777	6,932,323
Hotels, Restaurants & Leisure 3.7%			
Accor SA	France	1,111,196	34,708,214
Ladbrokes PLC	United Kingdom	10,927,273	26,921,681
			61,629,895
Household Durables 2.2%			
[a] The Berkeley Group Holdings PLC	United Kingdom	1,671,854	36,946,317
Industrial Conglomerates 0.2%			
Siemens AG	Germany	47,573	3,982,183
Insurance 8.8%			
ACE Ltd.	United States	306,024	22,685,559
Ageas	Belgium	14,066,498	27,771,992
AXA SA	France	1,115,308	14,792,874
Lancashire Holdings Ltd.	United Kingdom	1,394,370	17,406,034
[a,d] Olympus Re Holdings Ltd.	United States	16,080	—
Resolution Ltd.	United Kingdom	2,528,420	7,764,348
RSA Insurance Group PLC	United Kingdom	12,656,866	21,426,471
Zurich Insurance Group AG	Switzerland	155,380	34,956,407
			146,803,685
Machinery 2.5%			
[a] KUKA AG	Germany	497,501	11,166,617
Schindler Holding AG, PC, non-voting	Switzerland	150,282	16,754,305
Schindler Holding AG, RS	Switzerland	121,778	13,717,669
			41,638,591
Marine 3.0%			
A.P. Moller-Maersk AS, B	Denmark	7,751	50,722,398

22 | Semiannual Report

Mutual European Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)			
Media 4.2%			
Eutelsat Communications	France	934,637	$ 28,702,499
Reed Elsevier PLC	United Kingdom	4,134,387	33,148,867
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	Portugal	2,767,612	8,185,786
			70,037,152
Metals & Mining 1.0%			
ThyssenKrupp AG	Germany	1,041,665	16,920,781
Multi-Utilities 3.5%			
E.ON AG	Germany	1,187,697	25,553,537
GDF Suez	France	1,378,142	32,712,029
			58,265,566
Multiline Retail 0.9%			
Marks & Spencer Group PLC	United Kingdom	3,062,875	15,595,969
Oil, Gas & Consumable Fuels 5.1%			
BP PLC	United Kingdom	4,734,481	31,297,335
Repsol SA	Spain	788,817	12,618,850
Repsol SA, rts., 7/05/12	Spain	776,295	544,293
Royal Dutch Shell PLC, A	United Kingdom	1,215,709	40,934,486
			85,394,964
Pharmaceuticals 5.2%			
Novartis AG	Switzerland	710,824	39,623,382
Roche Holding AG	Switzerland	188,140	32,433,829
Sanofi	France	206,567	15,617,899
			87,675,110
Real Estate Management & Development 0.0%[†]			
[c]Canary Wharf Group PLC	United Kingdom	192,100	695,864
Road & Rail 0.8%			
[a,d,e]Euro Wagon LP	Jersey Islands	16,127,149	12,572,879
Software 1.0%			
SAP AG	Germany	274,248	16,155,223
Tobacco 5.4%			
British American Tobacco PLC	United Kingdom	1,117,972	56,803,826
Imperial Tobacco Group PLC	United Kingdom	880,549	33,903,675
			90,707,501
Wireless Telecommunication Services 3.4%			
Vodafone Group PLC	United Kingdom	20,517,241	57,620,609
Total Common Stocks and Other Equity Interests (Cost $1,413,361,450)			1,487,758,579
Preferred Stocks (Cost $4,991,933) 0.5%			
Automobiles 0.5%			
Volkswagen AG, pfd.	Germany	58,869	9,283,274

Semiannual Report | 23

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2012, the aggregate value of these securities was $16,760,415, representing 1.00% of net assets.
dSee Note 10 regarding restricted securities.
eSee Note 12 regarding holdings of 5% voting securities.
fThe coupon rate shown represents the rate at period end.
gSee Note 1(e) regarding senior floating rate interests.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2012, the aggregate value of these securities was $2,725,000, representing 0.16% of net assets.
iSee Note 8 regarding credit risk and defaulted securities.
jThe security is traded on a discount basis with no stated coupon rate.
kSecurity or a portion of the security has been pledged as collateral for open futures contracts. At June 30, 2012, the value of this security pledged as collateral was $4,210,523, representing 0.25% of net assets.

24 | Semiannual Report

Mutual European Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

At June 30, 2012 the Fund had the following futures contracts outstanding. See Note 1(c).

Semiannual Report | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual European Fund

Financial Statements (continued)

Statement of Operations
for the six months ended June 30, 2012 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Mutual European Fund

Financial Statements (continued)

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual European Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign

Semiannual Report | 31

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

32 | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Semiannual Report | 33

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At June 30, 2012, the Fund had no OTC derivatives in a net unrealized loss position for such contracts.

At June 30, 2012, the Fund held $28,030,762 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

See Note 11 regarding other derivative information.

d. Restricted Cash

At June 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

34 | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary.

Semiannual Report | 35

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

36 | Semiannual Report

Semiannual Report | 37

Mutual European Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees

Annualized Fee Rate	Net Assets
0.800%	Up to and including $1 billion
0.770%	Over $1 billion, up to and including $2 billion
0.750%	Over $2 billion, up to and including $5 billion
0.730%	In excess of $5 billion

b. Administrative Fees

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

38 | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended June 30, 2012, the Fund paid transfer agent fees of $1,719,737, of which
$1,045,931 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2012, there were no credits earned.

5. INDEPENDENT TRUSTEES’ RETIREMENT PLAN

On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan
is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in
December 1996, the Plan was closed to new participants.

During the period ended June 30, 2012, the Fund’s projected benefit obligation and benefit pay-
ments under the Plan were as follows:

aThe projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
bThe increase in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.

Semiannual Report | 39

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

6. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2011, the Fund had capital loss carryforwards of $14,203,611 expiring in 2017.

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and corporate actions.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2012, aggregated $292,777,176 and $268,720,692, respectively.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2012, the aggregate value of distressed company securities for which interest recognition has been discontinued was $2,725,000, representing 0.16% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

40 | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

11. OTHER DERIVATIVE INFORMATION

At June 30, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

Semiannual Report | 41

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

11. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2012, the effect of derivative contracts on the Fund’s Statement of
Operations was as follows:

For the period ended June 30, 2012, the average month end market value of derivatives represented
2.37% of average month end net assets. The average month end number of open derivative con-
tracts for the period was 111.

See Note 1(c) regarding derivative financial instruments.

12. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2012, were as shown below.

13. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton
Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA)
with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset alloca-
tion, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator
Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of

42 | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

13. SPECIAL SERVICING AGREEMENT (continued)

Franklin Mutual. For the period ended June 30, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At June 30, 2012, 12.14% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

14. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

15. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 43

Mutual European Fund

Notes to Financial Statements (unaudited) *(continued)*

15. Fair Value Measurements *(continued)*

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Diversified Telecommunication Services	$ 31,055,388	$ —	$ 533,653	$ 31,589,041
Energy Equipment & Services	16,380,985	—	15,530,898	31,911,883
Real Estate Management & Development	—	—	695,864	695,864
Road & Rail	—	—	12,572,879	12,572,879
All Other Equity Investments[b]	1,420,272,186	—	—[c]	1,420,272,186
Senior Floating Rate Interests	—	3,485,687	—	3,485,687
Corporate Bonds and Notes in Reorganization	—	2,725,000	—	2,725,000
Short Term Investments	116,670,313	9,000,000	—	125,670,313
Total Investments in Securities	$1,584,378,872	$15,210,687	$29,333,294	$1,628,922,853
Forward Exchange Contracts	$ —	$26,961,712	$ —	$ 26,961,712
Liabilities:				
Futures Contracts	2,064,231	—	—	2,064,231
Forward Exchange Contracts	—	4,170,939	—	4,170,939

[a]Includes common and preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at June 30, 2012.

	Balance at Beginning of Period	Purchases (Sales)	Transfers Into (Out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at End of Period
Assets:								
Investments in Securities:								
Equity Investments:[a]								
Diversified Telecommunication Services	$ 532,856	$—	$—	$—	$—	$ 797	$ 533,653	$ 797
Energy Equipment & Services	17,459,146	—	—	—	—	(1,928,248)	15,530,898	(1,928,248)
Real Estate Management & Development	705,231	—	—	—	—	(9,367)	695,864	(9,367)
Road & Rail	14,092,864	—	—	—	—	(1,519,985)	12,572,879	(1,519,985)
Total	$32,790,097	$—	$—	$—	$—	$(3,456,803)	$29,333,294	$ (3,456,803)

[a]Includes common stocks as well as other equity investments.

44 | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

15. FAIR VALUE MEASUREMENTS (continued)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of June 30, 2012, are as follows:

The significant unobservable inputs used in the fair value measurement of the Fund’s investment in energy equipment & services companies is the company’s underlying asset valuation based on bid-ask spreads from relevant equipment dealers and the assumed net debt of the underlying company. A significant and reasonable increase or decrease in the valuations of the underlying assets would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the assumed net debt would result in a significant decrease or increase in the fair value measurement.

The significant unobservable input used in the fair value measurement of the Fund’s investment in road & rail companies is a discount for lack of marketability. A significant and reasonable increase or decrease in the input would result in a significant decrease or increase in the fair value measurement.

The differences in fair value measurements caused by significant and reasonable changes in any of these inputs, except the bid-ask spread input, would not materially impact the net assets of the Fund.

16. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

17. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 45

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

46 | Semiannual Report

Mutual European Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2012, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held three meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, along with related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory

Semiannual Report | 47

Mutual European Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

actions and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

48 | Semiannual Report

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2011. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

Semiannual Report | 49

Mutual European Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional European region funds. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2011, and had annualized total returns for the three- and five-year periods in the middle and best performing quintiles, respectively. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2011, was in the second-best performing quintile and exceeded 7%, as shown in the Lipper Section 15(c) Report. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the least expensive quintile of such group. The Board noted that the Fund’s contractual management fee rate was within 5.3 basis points of its Lipper expense group median. The Board found such comparative fees and expenses to be acceptable.

50 | Semiannual Report

Mutual European Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2011, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of

Semiannual Report | 51

Mutual European Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

MUTUAL EUROPEAN FUND

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, B, C & R)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

478 S 08/12

JUNE 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

SECTOR

Mutual Financial Services Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Financial Services Fund

Your Fund’s Goals and Main Investments: MutualFinancialServicesFundseekscapital appreciation, with income as a secondary goal, by investing at least 80% of its net assets in securities of financial services companies that the manager believes are available at market prices less than their intrinsic value. The Fund concentrates its investments in securities of issuers such as banks, savings and loan organizations, credit card companies, brokerage firms, finance companies, subprime lending institutions, investment advisors, investment companies and insurance companies.

This semiannual report for Mutual Financial Services Fund covers the period ended June 30, 2012.

Performance Overview

Mutual Financial Services Fund – Class Z delivered a +7.37% cumulative total return for the six months under review. The Fund underperformed the +13.72%
total return of its narrow benchmark, the Standard & Poor’s 500 (S&P 500)
Financials Index, which tracks financials stocks in the S&P 500 Index.1 For the same period, the Fund also underperformed the +9.49% total return of its broad benchmark, the S&P 500 Index, which is a broad measure of U.S. stock performance.1 You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 11.

Economic and Market Overview

The U.S. economy, as measured by gross domestic product, grew modestly during the six-month period ended June 30, 2012, as personal income and spending rose. The national unemployment rate for June 2012 stood at
8.2%, compared with 8.5% at the start of the period.2 Job growth was more pronounced in the first quarter, and jobless claims touched a four-year low;

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 20.

Semiannual Report | 5

however, hiring slowed in the second quarter. Industrial production and man-
ufacturing activity expanded during most of the period under review, but the manufacturing sector shrank unexpectedly in June. In keeping with its goal to strengthen U.S. economic recovery by fostering increased employment while keeping inflation in check, during June the Federal Reserve Board (Fed)
extended through 2012 its program (dubbed Operation Twist) to buy long-
term Treasuries in an attempt to lower long-term yields. The Fed also reaffirmed its intention to keep the federal funds target rate low at least through late 2014.

Global growth trends generally moderated, led by Europe, which narrowly avoided recession mainly because of German export strength. Yet, even the more resilient economies of Germany and China showed signs of a slowdown at period-end. The combination of flagging growth, political uncertainty and populist unrest pressured investor confidence, and ratings agencies down-
graded global banks and European sovereigns. Concerns about Italian and
Spanish borrowing costs added to investor anxiety as bond yields climbed.
Europe’s initial policy responses — including enhanced liquidity measures and an ineffective Spanish banking bailout — did little to address the structural imbalances of eurozone economies or the solvency fears plaguing the region’s banking system.

Global developed stock markets, as measured by the MSCI World Index, delivered the best annual start in more than a decade, as signs of U.S. eco-
nomic recovery and European policy relief underpinned a rally in cyclical stocks. During late March and early April 2012, U.S. stocks, as measured by the S&P 500 Index, reached multi-year highs.1 However, stocks dropped sharply in late spring amid renewed global economic weakness and European debt concerns before additional policy action prompted a rebound in June.
Politics largely drove the markets during the first half of 2012 as investors closely monitored developments in Europe, where German-led austerity demands were met with increasing resentment from some highly indebted euro-
zone members. Fears of a Greek debt default and exit from the eurozone were somewhat mitigated in February by secured bailout financing and bondholder concessions, as well as May and June elections that resulted in the formation of a new coalition government. The Fed’s Operation Twist purchases and risk-
averse investors seeking safety drove U.S. Treasury yields to historical lows during the period. In the latter part of the period, the euro declined while the
U.S. dollar and Japanese yen made gains.

At the end of the reporting period, significant challenges to the U.S. and global economies remained, including weak jobs reports, lack of broad public and political agreement on how to achieve U.S. deficit reduction, and uncertainty surrounding deeply indebted European countries including Greece, Italy and

6 | Semiannual Report

Spain. Although long-term resolution of European debt issues remained unclear, the European Central Bank’s plan to allow the European Stability Mechanism to directly recapitalize troubled banks throughout the eurozone, as well as a late-June proposal leaning toward fiscal and banking union, supported cautious optimism in U.S. and global markets.

Investment Strategy

We strive to provide investors with superior risk-adjusted returns over time through our distinctive, value investment style, which includes investments in undervalued common stocks, distressed debt and risk arbitrage. Rigorous fun-
damental analysis drives our investment process. We attempt to determine each investment’s intrinsic value as well as the price at which we would be willing to commit shareholder funds. While valuation remains our key consideration, we utilize numerous fundamental factors such as return on equity, financial leverage and long-term earnings power. We also consider factors such as man-
agement quality and competitive position. As always, our approach to successful investing is as much about assessing risk and containing losses as it is about achieving profits.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

In an environment of generally rising U.S. equity prices, many Fund holdings increased in value during the six-month period. Three particularly strong performers were U.K. investment manager F&C Asset Management, Hong
Kong-based real estate developer Franshion Properties China, and Bermuda-
based White Mountains Insurance Group, which provides insurance products and services through its subsidiaries and U.S. operating offices.

To the relief of shareholders, F&C announced in May that it had renewed investment management contracts with two of its major strategic partners, which together accounted for nearly a fifth of the company’s revenue. F&C came under new management in October 2011 and the team continued to move forward with its two-phase strategic business review. The first phase included cost-cutting measures, debt repurchases, a renewed focus on its core institutional fixed income business and a revamped management incentive scheme; management announced its plans to launch more investment trusts and revamp distribution efforts as part of the second phase. We believe our investment in F&C has further upside potential, as its shares trade at a mean-
ingful discount relative to the sector average, in our assessment.

Semiannual Report | 7

Franshion Properties China is a developer and operator of large-scale and high-end commercial real estate projects. During the period, operating results testified to Franshion’s ability to execute in residential development, an area in which the company’s capabilities had previously been largely discounted.
Franshion also reported a significant increase in rental revenues from its pre-
mium property portfolio, which benefited its share price.

Early in the period, White Mountains announced positive fourth-quarter 2011 results, including a significant increase in book value per share driven by the sale of its Esurance and Answer Financial units. Subsequently, the company reported strong first-quarter 2012 results, leading to a further increase in book value. We continue to see value in our investment based on our expectation that the company will continue to deploy its free capital in a manner beneficial to shareholders.

During the period under review, some of the Fund’s investments lost value and negatively affected performance. Key detractors included Netherlands-based financial services firm ING Groep, U.K. financial services restructuring com-
pany Resolution and South Korea-based diversified credit card services firm
Samsung Card Company.

ING Groep’s shares declined in value during the period amid increased uncertainty regarding Europe’s political and economic outlook. Although the economic backdrop created headwinds, we believe our investment has attrac-
tive upside potential as ING continues to divest insurance assets at attractive prices in its efforts to simplify its holding company structure while maintain-
ing a well-capitalized banking operation.

Resolution is a holding company formed to complete leveraged buyouts and mergers of U.K. life insurance operators. At its annual meeting of shareholders in May, the company announced it would delay the second stage of its share buyback plan until the second half of 2012, sending shares lower. Despite near-term weakness, we continue to view our investment in Resolution favor-
ably, as the underlying insurance operations have held up despite a difficult operating environment, resulting in an increase in operating profit for the company’s most recent fiscal year. We also believe the share repurchase delay was only a cautionary step taken by management.

Several factors contributed to negative investor sentiment that led Samsung
Card Company’s share price to decline during the period. Concerns included the potential ramifications of economic slowdown, expectations of a sequen-
tial decline in fiscal year 2012 credit purchase growth, and worries that the price Samsung Card received was too low for the sale of its stake in affiliated

8 | Semiannual Report

theme park operator Samsung Everland. Fears that new merchant fee regula-
tions would impair profits going forward also weighed on the share price. We took this opportunity to start building a position, reflecting our belief that the company has the ability to offset lower merchant fees and that the business remains massively overcapitalized, giving rise to the possibility of potential share buybacks.

During the period, the Fund held currency forwards and futures to hedge a portion of the currency risk of the portfolio’s non-U.S. dollar investments. The hedges had a negligible impact on the Fund’s performance during the period.

Thank you for your continued participation in Mutual Financial Services
Fund. We look forward to serving your future investment needs.

Mutual Financial Services Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

10 | Semiannual Report

Performance Summary as of 6/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class Z: no sales charges; Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. Investing in a single-sector fund involves special risks, including greater sensitivity to economic, political or regulatory devel-
opments impacting the sector. In addition, the Fund invests in foreign securities whose risks include currency fluctuations, and economic and political uncertainties. The Fund’s investments in smaller company stocks carry an increased risk of price fluctuation, particularly over the short term. The Fund may also invest in companies engaged in mergers, reorganizations or liquidations, which involve special risks as pending deals may not be completed on time or on favorable terms, as well as lower rated bonds, which entail higher credit risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class Z: Shares are available to certain eligible investors as described in the prospectus.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (Z: 1.28%; A: 1.58%; B: 2.27%; and C: 2.28%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.09) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.09%.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratio of such expenses to average net assets for the periods presented.
iBenefit of expense reduction rounds to less than 0.01%.
jRounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.09) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.80%.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratio of such expenses to average net assets for the periods presented.
iBenefit of expense reduction rounds to less than 0.01%.
jRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.09) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.10%.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratio of such expenses to average net assets for the periods presented.
iBenefit of expense reduction rounds to less than 0.01%.
jRounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.09) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.09%.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratio of such expenses to average net assets for the periods presented.
iBenefit of expense reduction rounds to less than 0.01%.
jRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Mutual Financial Services Fund

Statement of Investments, June 30, 2012 (unaudited)

20 | Semiannual Report

Mutual Financial Services Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Shares/Units/ Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Electric Utilities 0.0%			
[a,c] AET&D Holdings No. 1 Pty. Ltd.	Australia	490,308	$ —
Household Durables 1.3%			
[a] The Berkeley Group Holdings PLC	United Kingdom	186,924	4,130,835
Industrial Conglomerates 1.0%			
Shanghai Industrial Holdings Ltd.	China	1,281,000	3,368,402
Insurance 40.8%			
ACE Ltd.	United States	144,170	10,687,322
Ageas	Belgium	1,818,730	3,590,784
[a] Alleghany Corp.	United States	11,747	3,991,043
[a] American International Group Inc.	United States	130,652	4,192,623
Argo Group International Holdings Ltd.	United States	114,242	3,343,863
Aspen Insurance Holdings Ltd.	United States	125,616	3,630,302
AXA SA	France	118,350	1,569,734
Catlin Group Ltd.	United Kingdom	1,109,668	7,404,580
CNO Financial Group Inc.	United States	960,960	7,495,488
[a] Enstar Group Ltd.	United States	109,749	10,858,566
Hiscox Ltd.	United Kingdom	684,902	4,591,668
[a,c] Imagine Group Holdings Ltd.	Bermuda	146,863	1,723,276
Lancashire Holdings Ltd.	United Kingdom	622,921	7,775,973
Maiden Holdings Ltd.	United States	402,850	3,496,738
MetLife Inc.	United States	133,110	4,106,444
[a,c] Olympus Re Holdings Ltd.	United States	7,480	—
PartnerRe Ltd.	Bermuda	116,700	8,830,689
[a,b] Protector Forsikring ASA	Norway	4,479,410	8,653,030
RenaissanceRe Holdings Ltd.	United States	46,300	3,519,263
Resolution Ltd.	United Kingdom	2,113,787	6,491,081
RSA Insurance Group PLC	United Kingdom	2,759,050	4,670,722
Symetra Financial Corp.	United States	130,660	1,648,929
Validus Holdings Ltd.	Bermuda	119,914	3,840,845
White Mountains Insurance Group Ltd.	United States	21,828	11,388,759
Zurich Insurance Group AG	Switzerland	28,050	6,310,511
			133,812,233
Real Estate Investment Trusts (REITs) 1.3%			
The Link REIT	Hong Kong	1,084,415	4,416,998
Real Estate Management & Development 1.6%			
[a] Dolphin Capital Investors Ltd.	Virgin Islands (British)	3,979,650	1,153,497
Franshion Properties China Ltd.	China	12,850,800	3,859,497
[a,c] Star Asia Finance Ltd., 144A	Japan	96,850	147,212
			5,160,206
Thrifts & Mortgage Finance 2.1%			
[a] Cape Bancorp Inc.	United States	264,663	2,199,350
First Clover Leaf Financial Corp.	United States	132,318	808,463

Semiannual Report | 21

Mutual Financial Services Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

22 | Semiannual Report

Mutual Financial Services Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 10 regarding holdings of 5% voting securities.
cSee Note 8 regarding restricted securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2012, the aggregate value of these securities was $6,686,696, representing 2.04% of net assets.
ePerpetual security with no stated maturity date.
fThe security is traded on a discount basis with no stated coupon rate.
gSecurity or a portion of the security has been pledged as collateral for open futures and forward contracts. At June 30, 2012, the value of this security pledged as collateral was
$231,987, representing 0.07% of net assets.

At June 30, 2012, the Fund had the following futures contracts outstanding. See Note 1(c).

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Financial Services Fund

Financial Statements (continued)

Statement of Operations
for the six months ended June 30, 2012 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Mutual Financial Services Fund

Financial Statements (continued)

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Financial Services Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

Semiannual Report | 29

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

30 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Semiannual Report | 31

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At June 30, 2012, the Fund had OTC derivatives in a net unrealized loss position for such contracts of $149,838.

At June 30, 2012, the Fund held $625,968 in U.S. Treasury Bills as collateral for derivatives.

See Note 7 regarding investment transactions.

d. Restricted Cash

At June 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

32 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. At June 30, 2012, the Fund had no securities on loan.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except

Semiannual Report | 33

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions (continued)

that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

34 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Semiannual Report | 35

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees

Annualized Fee Rate	Net Assets
0.800%	Up to and including $1 billion
0.770%	Over $1 billion, up to and including $2 billion
0.750%	Over $2 billion, up to and including $5 billion
0.730%	In excess of $5 billion

b. Administrative Fees

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

Class A	0.35%
Class B	1.00%
Class C	1.00%

36 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended June 30, 2012, the Fund paid transfer agent fees of $457,327, of which $261,522 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses.
During the period ended June 30, 2012, there were no credits earned.

5. INDEPENDENT TRUSTEES’ RETIREMENT PLAN

On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan
is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in
December 1996, the Plan was closed to new participants.

During the period ended June 30, 2012, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:

aThe projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
bThe increase in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.

Semiannual Report | 37

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

6. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2011, capital loss carryforwards were as follows:

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2011, the Fund deferred post-October capital losses of $11,612,739.

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30,
2012, aggregated $16,398,831 and $23,375,107, respectively.

38 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT TRANSACTIONS (continued)

Transactions in options written during the period ended June 30, 2012, were as follows:

See Note 1(c) regarding derivative financial instruments.

8. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer gen-
erally incurs all registration costs.

At June 30, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Semiannual Report | 39

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

8. Restricted Securities *(continued)*

Shares/Warrants	Issuer	Acquisition Dates	Cost	Value
7,480	Olympus Re Holdings Ltd.	12/19/01	$ 705,150	$ —
96,850	Star Asia Finance Ltd., 144A	2/22/07 - 5/18/07	9,836,925	147,212
6,964	[a] West Coast Bancorp, wts., C, 10/23/16	10/23/09	—	718,789
	Total Restricted Securities (4.24% of Net Assets) . . .		$28,895,652	$13,928,653

9. Other Derivative Information

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$1,097,175	Unrealized depreciation on forward exchange contracts / Net assets consist of - net unrealized appreciation (depreciation)	$531,709[a]

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$1,729,967	$(1,907,360)

See Note 1(c) regarding derivative financial instruments.

40 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2012, were as shown below.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This
Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

Semiannual Report | 41

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

alncludes common, convertible preferred and preferred stocks as well as other equity investments.
blncludes securities determined to have no value at June 30, 2012.
cFor detailed categories, see the accompanying Statement of Investments.

42 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

12. Fair Value Measurements *(continued)*

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3[a]	Transfers Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:										
Investments in Securities:										
Equity Investments:[b]										
Commercial Banks	$4,077,798[c]	$ —	$—	$3,228,555	$ —	$ —	$ —	$(119,408)	$ 7,186,945[c]	$(119,408)
Diversified Financial Services	3,553,605	1,178,564	—	—	—	—	—	139,051	4,871,220	139,051
Insurance	1,838,666[c]	—	—	—	—	—	—	(115,390)	1,723,276[c]	(115,390)
Real Estate Management & Development	92,608	—	—	—	—	—	—	54,604	147,212	54,604
Total	$9,562,677	$1,178,564	$—	$3,228,555	$ —	$ —	$ —	$ (41,143)	$13,928,653	$ (41,143)

[c]Includes securities determined to have no value.

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/ Range
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Commercial Banks	$3,958,390	Market comparables	Discount for lack of marketability	10%
			Price / tangible book multiple	0.99x - 1.00x
		Option pricing model	Stock price volatility	25.6%
Diversified Financial Services	4,871,220	Option pricing model	Stock price volatility	28.6%
Insurance	1,723,276	Market comparables	Discount for lack of marketability	5%
			Price / book multiple	1.0x

Semiannual Report | 43

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

The significant unobservable input used in the fair value measurement of the Fund’s investments in diversified financial services companies is stock price volatility. A significant and reasonable increase or decrease in the input would result in a significant increase or decrease in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s investment in insurance companies are the price to book multiple and a discount for lack of marketability.
A significant and reasonable increase or decrease in the price to book multiple would not result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The differences in fair value measurements caused by significant and reasonable changes in any of these inputs, except the stock price volatility input in diversified financial services and the price to tangible book multiple input, would not materially impact the net assets of the Fund.

13. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards
Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and
Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

44 | Semiannual Report

Mutual Financial Services Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2012, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held three meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, along with related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the

Semiannual Report | 45

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

independent trustees continued to receive reports on management’s handling of recent regulatory actions and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

46 | Semiannual Report

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2011. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

Semiannual Report | 47

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global financial services funds. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2011, and had annualized total returns for the three- and five-year periods in the middle and second-lowest performing quintiles, respectively. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2011, was in the second-lowest performing quintile. The Board discussed with the investment manager the reasons for the relative underperformance for the five- and 10-year periods ended December 31, 2011. While noting such discussions and intending to continuously monitor future performance, the Board found such comparative performance to be acceptable.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the second-least expensive quintile of its Lipper expense group and its total expenses were in the most expensive quintile of such group. The Board noted that the Fund’s total expenses were within 4.4 basis points of its Lipper expense group

48 | Semiannual Report

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

median. The Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2011, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the

Semiannual Report | 49

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004. The trustees assessed the breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

50 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Mutual Financial Services Fund

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, B & C)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

479 S 08/12

JUNE 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

GLOBAL

Mutual Global Discovery Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Global Discovery Fund

Your Fund’s Goal and Main Investments: Mutual Global Discovery Fund seeks capital appreciation by investing primarily in equity securities of companies of any nation the Fund’s managers believe are at prices below their intrinsic value. The Fund may invest up to 100% of its assets in foreign securities.

This semiannual report for Mutual Global Discovery Fund covers the period ended June 30, 2012.

Performance Overview

Mutual Global Discovery Fund – Class Z delivered a +4.91% cumulative total return for the six months ended June 30, 2012. The Fund underperformed the +6.29% total return of the MSCI World Index, which tracks stock per-
formance in global developed markets, and the +9.49% total return of the
Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S.
stock market performance.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Economic and Market Overview

The six months under review encompassed two different market environments.
The first quarter of 2012 delivered the best annual start for global developed stocks in more than a decade, as measured by the MSCI World Index, as signs of U.S. economic recovery and European policy relief underpinned a rally in cyclical stocks. Yet, renewed global economic weakness and European debt con-
cerns led the market lower in the second quarter, and stocks dropped sharply in the spring before additional policy action prompted a rebound in June. Politics largely drove the markets during the first half of 2012 as investors closely moni-
tored developments in Europe, where German-led austerity demands were met with increasing resentment from some highly indebted eurozone members.
Coalition-building efforts in Greece collapsed amid anger over the terms of the

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 5

country’s second bailout, forcing a new election that brought some relief when the pro-euro party won. Elsewhere in the region, France’s socialist candidate clinched the presidency on a pro-growth platform and the Dutch cabinet resigned in the wake of a contentious austerity deal.

On the economic front, global growth trends generally moderated, led by
Europe, which narrowly avoided recession mainly because of German export strength. Yet, even the more resilient economies of Germany, the U.S. and
China showed signs of a slowdown at period-end. The combination of flagging growth, political uncertainty and populist unrest pressured investor confidence, and ratings agencies downgraded global banks and European sovereigns.
Concerns about Italian and Spanish borrowing costs added to investor anxiety as bond yields climbed. Europe’s initial policy responses — including enhanced liquidity measures and an ineffective Spanish banking bailout — did little to address the structural imbalances of eurozone economies or the solvency fears plaguing the region’s banking system. Yet, encouraging progress did emerge at period-end when leaders in Brussels agreed to ease conditions of sovereign bond purchases and permit the region’s bailout fund to directly recapitalize banks.
Meanwhile, the U.S. Federal Reserve Board (Fed) opted to extend its strategy, dubbed Operation Twist, designed to lower systemically important interest rates, and the People’s Bank of China slashed interest rates for the first time since the global financial crisis began. In the latter part of the period, com-
modities extended recent losses, with oil falling back below $100, while the euro dipped and traditional safe havens like U.S. Treasuries, the U.S. dollar and the Japanese yen made gains.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are always attracted to fundamentally strong companies with healthy balance sheets, high-
quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the com-
panies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. This strict value approach is not only intended to improve the like-
lihood of upside potential, but it is also intended to reduce the risk of substantial declines. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

6 | Semiannual Report

We complement this more traditional investment strategy with two others. One is distressed investing, a highly specialized field that has proven quite profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbi-trage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

In an environment of generally rising equity prices, many Fund holdings increased in value during the six-month period. Three particularly strong performers were U.S. drugstore chain and pharmacy benefits manager CVS Caremark, U.S.-based nationwide financial services company Wells Fargo and U.S.-based tobacco company Lorillard.

CVS shares appreciated as management in May increased its 2012 guidance, reflecting strong first-quarter 2012 and fiscal year 2011 results. Strong growth in pharmacy network claims processed and increases in same-store sales led to revenue growth across business segments, supporting the stock price during the period.

Despite a difficult operating environment for banks, Wells Fargo communicated encouraging news to investors throughout the period. Early in the year, the bank released strong fourth-quarter 2011 results that included net interest margin (NIM) expansion, sequential loan growth, a continued inflow of deposits and solid mortgage banking results. In March 2012, the Federal Reserve announced summary results of its annual bank stress tests. Wells Fargo successfully met requirements and received no objections from the Fed with respect to its capital adequacy and planning. Consequently, Wells Fargo boosted its quarterly

Semiannual Report | 7

dividend and received permission to repurchase stock. Operational results were strong throughout the remainder of the period, led by robust perform-
ance in the mortgage banking segment and continued NIM expansion.

After a strong 2011, the Fund’s investment in Lorillard continued to boost performance in the first half of 2012. During the period, Lorillard reported fourth-quarter results that were well above consensus estimates on many met-
rics. Increased volumes and prices drove impressive top-line results, which in turn led to improved margins. Lorillard’s board of directors also approved a dividend increase due to the company’s strong 2011 performance. Later in the period, Lorillard announced first-quarter 2012 results that met internal expec-
tations, and the company continued to reward investors through share repurchases and dividends.

During the period under review, some of the Fund’s investments lost value and negatively affected performance. Key detractors included French media company Eutelsat Communications, German industrial conglomerate
ThyssenKrupp and Netherlands-based financial services firm ING Groep.

Eutelsat’s share price declined in the first half of 2012 as the company announced fiscal third-quarter revenues that fell short of analyst estimates and also announced a downward revision to its revenue guidance. Despite the near-term weakness, we believe Eutelsat shares remain undervalued and we will continue monitoring the company’s fundamentals and strategy closely as it approaches the end of its fiscal year and a planned disclosure of its revised three-year outlook.

During the period, ThyssenKrupp’s operating performance was broadly in line with expectations, with the exception of the company’s Steel Europe and Americas businesses, which struggled due to cyclical pricing pressures and launch issues in the Americas. While the company continued to execute on its original restructuring plan, the uncertain and volatile macroeconomic environment weighed on operations, contributing to management’s recent announcement that it would explore all strategic options regarding the Steel
Americas division. At period-end, we continued to see upside potential in our investment based on ThyssenKrupp’s strong set of assets, manageable debt maturity ladder, ability to generate strong free cash flow and a restructuring plan designed to create value.

ING Groep’s shares declined in value during the period amid increased uncer-
tainty regarding Europe’s political and economic outlook. Although the economic backdrop created headwinds, we believe our investment has upside potential as ING continues to divest insurance assets at attractive prices in its

8 | Semiannual Report

efforts to simplify its holding company structure while maintaining a well-
capitalized banking operation.

During the period, the Fund held currency forwards and futures to hedge a portion of the currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a minor positive impact on the Fund’s performance during the period.

Thank you for your continued participation in Mutual Global Discovery
Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

10 | Semiannual Report

Performance Summary as of 6/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class Z/R: no sales charges; Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline fur-
ther in value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Smaller company stocks have exhibited greater price volatility than larger company stocks, particularly over the short term. The
Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower rated bonds, which entail higher credit risk. The Fund is actively man-
aged but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (Z: 1.02%; A: 1.32%; B: 2.02%; C: 2.02%; and
R: 1.52%) multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust
(REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.71%.
dNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.95%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.
16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.41%.
dNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.65%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.71%.
dNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been (0.04)%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.71%.
dNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been (0.05)%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.21%.
dNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.45%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Global Discovery Fund

Statement of Investments, June 30, 2012 (unaudited)

Semiannual Report | 21

Mutual Global Discovery Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

22 | Semiannual Report

Mutual Global Discovery Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Semiannual Report | 23

Mutual Global Discovery Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

24 | Semiannual Report

Mutual Global Discovery Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Semiannual Report | 25

Mutual Global Discovery Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)			
Realogy Corp.,			
[g,h] Extended First Lien Term Loan, 4.491%, 10/10/16	United States	58,888,290	$ 55,759,850
[g,h] Extended Synthetic Letter of Credit, 4.496%, 10/10/16	United States	3,668,749	3,473,847
Second Lien Term Loan, 13.50%, 10/15/17	United States	17,030,000	17,519,613
senior note, 11.50%, 4/15/17	United States	17,053,000	16,242,983
[j,k] senior secured note, 144A, 7.875%, 2/15/19	United States	17,372,000	17,067,990
[j] senior secured note, 144A, 9.00%, 1/15/20	United States	5,585,000	5,780,475
[g,h] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.741%, 10/10/17	United States	142,325,613	85,381,705
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	32,359,000	8,494,238
[j] senior secured note, 144A, 11.50%, 10/01/20	United States	118,132,000	81,215,750
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $683,349,036)			604,604,874
Corporate Notes and Senior Floating Rate Interests in Reorganization 1.1%			
[d,l] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,790	—
[l] NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	145,817,000	95,510,135
[g,h,l] Tribune Co., 6/04/14,			
Incremental Term Loan, 7.25%	United States	10,211,000	6,681,823
[m] Initial Tranche B Term Loan, 5.25%	United States	128,088,000	85,643,864
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $228,586,913)			187,835,822
		Shares	
Companies in Liquidation 0.0%[f]			
[a] Adelphia Recovery Trust	United States	45,477,593	45,478
[a,b] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,538,790	110,775
[a,b,c] Century Communications Corp., Contingent Distribution	United States	15,282,000	—
[a,d] FIM Coinvestor Holdings I, LLC	United States	30,279,560	—
Total Companies in Liquidation (Cost $5,068,407)			156,253
Total Investments before Short Term Investments (Cost $14,537,735,322)			16,120,092,557
		Principal Amount*	
Short Term Investments 6.2%			
Convertible Notes (Cost $61,285,342) 0.4%			
[g] iStar Financial Inc., cvt., senior note, FRN, 0.968%, 10/01/12	United States	62,849,000	62,842,715

26 | Semiannual Report

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2012, the aggregate value of these securities was $20,198,752, representing 0.12% of net assets.
dSee Note 10 regarding restricted securities.
eAt June 30, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
fSee Note 12 regarding holdings of 5% voting securities.
gThe coupon rate shown represents the rate at period end.
hSee Note 1(h) regarding senior floating rate interests.
iIncome may be received in additional securities and/or cash.
jSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30,
2012, the aggregate value of these securities was $124,663,185, representing 0.72% of net assets.
kA portion or all of the security is on loan at June 30, 2012. See Note 1(g).
lSee Note 8 regarding credit risk and defaulted securities.
mA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
nThe security is traded on a discount basis with no stated coupon rate.
oSecurity or a portion of the security has been pledged as collateral for open futures contracts. At June 30, 2012, the value of this security pledged as collateral was $17,359,803, representing 0.10% of net assets.
pSee Note 1(g) regarding securities on loan.
qThe rate shown is the annualized seven-day yield at period end.

Semiannual Report | 27

Mutual Global Discovery Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

At June 30, 2012, the Fund had the following futures contracts outstanding. See Note 1(d).

28 | Semiannual Report

notes are an integral part of these financial statements. | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Mutual Global Discovery Fund

Financial Statements (continued)

Statement of Operations
for the six months ended June 30, 2012 (unaudited)

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Global Discovery Fund

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Global Discovery Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities (OTC) are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates,

34 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 35

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized

36 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At June 30, 2012, the Fund had no OTC derivatives in a net unrealized loss position for such contracts.

Semiannual Report | 37

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

At June 30, 2012, the Fund held $98,771,118 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

See Notes 7 and 11 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At June 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund.

38 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in

Semiannual Report | 39

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Security Transactions, Investment Income, Expenses and Distributions (continued)

accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

40 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Semiannual Report | 41

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	Over $10 billion, up to and including $13 billion
0.710%	Over $13 billion, up to and including $16 billion
0.690%	Over $16 billion, up to and including $19 billion
0.670%	Over $19 billion, up to and including $22 billion
0.650%	In excess of $22 billion

b. Administrative Fees

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

42 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

6. INCOME TAXES

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and corporate actions.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2012, aggregated $2,255,346,447 and $2,577,780,055, respectively.

Transactions in options written during the period ended June 30, 2012, were as follows:

See Notes 1(d) and 11 regarding derivative financial instruments and other derivative information, respectively.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possi-
bility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securi-
ties, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

44 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

8. CREDIT RISK AND DEFAULTED SECURITIES (continued)

At June 30, 2012, the aggregate value of distressed company securities for which interest recognition has been discontinued was $187,835,822, representing 1.08% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Semiannual Report | 45

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) *(continued)*

11. Other Derivative Information

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$92,008,422	Unrealized depreciation on forward exchange contracts / Net assets consist of – net unrealized appreciation (depreciation)	$18,003,222[a]

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$237,690,210	$(179,332,807)
Equity contracts	Net realized gain (loss) from written options / Net change in unrealized appreciation (depreciation) on investments	1,450,852	467,682

46 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

12. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2012, were as shown below.

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on
January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusu-
ally large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable

Semiannual Report | 47

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

14. FAIR VALUE MEASUREMENTS (continued)

inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter-
mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

48 | Semiannual Report

Mutual Global Discovery Fund

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

15. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards
Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and
Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s finan-
cial position. The ASU is effective for interim and annual reporting periods beginning on or after
January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 49

Mutual Global Discovery Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2012, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held three meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, along with related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the

50 | Semiannual Report

Mutual Global Discovery Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

independent trustees continued to receive reports on management’s handling of recent regulatory actions and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

Semiannual Report | 51

Mutual Global Discovery Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2011. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

52 | Semiannual Report

Mutual Global Discovery Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global large-cap value funds. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2011, and had annualized total returns for the three- and five-year periods in the best performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2011, was also in the best performing quintile and exceeded 7%, as shown in the Lipper Section 15(c) Report. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the middle quintile of such group. The Board noted that the Fund’s total expenses were within 2.4 basis points of its expense group median. The Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.

Semiannual Report | 53

Mutual Global Discovery Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2011, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on

54 | Semiannual Report

Mutual Global Discovery Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

investment management services provided to such a fund. The trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004, with additional breakpoints being added as deemed appropriate by the Board. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 55

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VALUE | BLEND | GROWTH | SECTOR | **GLOBAL** | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

MUTUAL GLOBAL DISCOVERY FUND

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, B, C & R)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

477 S 08/12

JUNE 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

INTERNATIONAL

MUTUAL INTERNATIONAL FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual International Fund

We are pleased to bring you Mutual International Fund’s semiannual report for the period ended June 30, 2012.

Performance Overview

Mutual International Fund – Class Z delivered a +4.40% cumulative total return for the six months ended June 30, 2012. The Fund performed comparably to the
+4.24% total return of its benchmark, the MSCI Europe, Australasia, Far East
(EAFE) Index Net Return (Local Currency), which measures equity performance in global developed markets outside the U.S. and Canada.1 You can find other
Fund performance data in the Performance Summary beginning on page 11.

Economic and Market Overview

The six months under review encompassed two different market environments.
The first quarter of 2012 delivered the best annual start for global developed stocks in more than a decade, as measured by the MSCI World Index, as signs of
U.S. economic recovery and European policy relief underpinned a rally in cycli-
cal stocks. Yet, renewed global economic weakness and European debt concerns led the market lower in the second quarter, and stocks dropped sharply in the spring before additional policy action prompted a rebound in June. Politics largely drove the markets during the first half of 2012 as investors closely moni-
tored developments in Europe, where German-led austerity demands were met with increasing resentment from some highly indebted eurozone members.
Coalition-building efforts in Greece collapsed amid anger over the terms of the country’s second bailout, forcing a new election that brought some relief when

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The unmanaged index is calculated in local currency and includes reinvested daily net dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 20.

Semiannual Report | 5

the pro-euro party won. Elsewhere in the region, France’s socialist candidate clinched the presidency on a pro-growth platform and the Dutch cabinet resigned in the wake of a contentious austerity deal.

On the economic front, global growth trends generally moderated, led by
Europe, which narrowly avoided recession mainly because of German export strength. Yet, even the more resilient economies of Germany, the U.S. and China showed signs of a slowdown at period-end. The combination of flagging growth, political uncertainty and populist unrest pressured investor confidence, and rat-
ings agencies downgraded global banks and European sovereigns. Concerns about Italian and Spanish borrowing costs added to investor anxiety as bond yields climbed. Europe’s initial policy responses — including enhanced liquidity measures and an ineffective Spanish banking bailout — did little to address the structural imbalances of eurozone economies or the solvency fears plaguing the region’s banking system. Yet, encouraging progress did emerge at period-end when leaders in Brussels agreed to ease conditions of sovereign bond purchases and permit the region’s bailout fund to directly recapitalize banks. Meanwhile, the U.S. Federal Reserve Board opted to extend its strategy, dubbed Operation
Twist, designed to lower systemically important interest rates, and the People’s
Bank of China slashed interest rates for the first time since the global financial crisis began. In the latter part of the period, commodities extended recent losses, with oil falling back below $100, while the euro dipped and traditional safe havens like U.S. Treasuries, the U.S. dollar and the Japanese yen made gains.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for our shareholders. Our major investment strategy is investing in undervalued stocks in Asia and Europe. We have the ability to invest in emerg-
ing markets, although this is unlikely to be a significant focus of our strategy.
When selecting undervalued equities, we are always attracted to fundamen-
tally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’
intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives.
This strict value approach is not only intended to improve the likelihood of upside potential, but it is also intended to reduce the risk of substantial declines. While the vast majority of our undervalued equity investments are made in publicly traded companies internationally, we may invest occasionally in privately held companies as well.

6 | Semiannual Report

We complement this more traditional investment strategy with two others.
One is distressed investing, a highly specialized field that has proven quite profitable during certain periods over the years. Distressed investing is com-
plex and can take many forms. The most common distressed investment the
Fund undertakes is the purchase of financially troubled or bankrupt compa-
nies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situa-
tions, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

During the six months under review, Fund performance benefited from several investments. Three of the largest contributors during the period were Beijing-
based media advertising firm Sinomedia Holding, German tire and auto parts manufacturer Continental and Hong Kong-based real estate developer
Franshion Properties China.

Sinomedia is a leading provider of nationwide television advertising coverage and campaign planning for advertisers and advertising agents. The company is the largest private sector operator of television advertisement time for CCTV, the predominant state television broadcaster in China, and also maintains integrated brand communication and creative production businesses. In an environment of rising Chinese consumer demand, companies have been increasing their advertis-
ing spending and we believe Sinomedia stands to benefit from this trend. In our view at period-end, Sinomedia traded at attractive multiples with considerable cash on the balance sheet and offered an attractive dividend payout to investors.

Continental posted strong operating results in fiscal year 2011, which included double-digit revenue growth and earnings growth. The company has also taken steps to strengthen its balance sheet and management expects net debt will con-
tinue to decline in 2012. Continental has demonstrated its ability to improve

Semiannual Report | 7

performance in certain business segments, and we continue to believe it is one of the best positioned auto suppliers globally. We believe the company’s prospects could remain positive over the next several years, based on its improving balance sheet and cash flow profile.

Franshion Properties China is a developer and operator of large-scale and high-end commercial real estate projects. During the period, operating results testified to Franshion’s ability to execute in residential development, an area in which the company’s capabilities had previously been largely discounted.
Franshion also reported a significant increase in rental revenues from its pre-
mium property portfolio, which benefited its share price.

Despite the Fund’s positive performance during the period, there were a few disappointments in the portfolio. Among the top detractors were German industrial conglomerate ThyssenKrupp, U.K. financial services restructuring company Resolution and Australian infrastructure firm Transfield Services.

During the period, ThyssenKrupp’s operating performance was broadly in line with expectations, with the exception of the company’s Steel Europe and
Americas businesses, which struggled due to cyclical pricing pressures and launch issues in the Americas. While the company continued to execute on its original restructuring plan, the uncertain and volatile macroeconomic environment weighed on operations, contributing to management’s recent announcement that it would explore all strategic options regarding the Steel
Americas division. At period-end, we continued to see upside potential in our investment based on ThyssenKrupp’s strong set of assets, manageable debt maturity ladder, ability to generate strong free cash flow and a restructuring plan designed to create value.

Resolution is a holding company formed to complete leveraged buyouts and mergers of U.K. life insurance operators. At its annual meeting of shareholders in May, the company announced it would delay the second stage of its share buyback plan until the second half of 2012, sending shares lower. Despite the stock’s near-term weakness, we continue to view our investment in Resolution favorably, as the underlying insurance operations have held up in a difficult operating environment, resulting in an increase in operating profit for the company’s most recent fiscal year. We also believe the share repurchase delay was only a cautionary step taken by management.

Transfield Services provides operations, maintenance and construction serv-
ices to the resources, energy, industrial, property and defense sectors. The company’s share price declined as investors sold off after the company’s announcement that adverse weather conditions across northern Australia will negatively affect fiscal year 2012 earnings. Thinking like company owners

8 | Semiannual Report

and investing with a long-term perspective, we sought to capitalize on this short-term weakness arising from what we viewed as a nonrecurring event and added to our position.

During the period, the Fund held currency forwards to hedge a portion of the currency risk of the portfolio’s non-U.S. dollar investments. The hedges had a positive impact on the Fund’s performance during the period.

Thank you for your continued participation in Mutual International Fund.
We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the report-
ing period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment man-
ager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

10 | Semiannual Report

Performance Summary as of 6/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class Z/R: no sales charges; Class A: 5.75% maximum initial sales charge; Class C: 1% contin-
gent deferred sales charge in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed
1.17% (other than certain nonroutine expenses) until 4/30/13.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political develop-
ments; investments in emerging markets involve heightened risks related to the same factors. Because the Fund invests its assets primarily in companies in a specific region, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current political uncertainty surrounding the European Union (EU)
and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe. The
Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Fund investment results reflect the expense reduction, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (Z: 1.17%; A: 1.47%;
C: 2.16%; and R: 1.67%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 15

aFor the period May 1, 2009 (commencement of operations) to December 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period May 1, 2009 (commencement of operations) to December 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aFor the period May 1, 2009 (commencement of operations) to December 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
gBenefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period May 1, 2009 (commencement of operations) to December 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Mutual International Fund

Statement of Investments, June 30, 2012 (unaudited)

20 | Semiannual Report

Mutual International Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)			
Construction & Engineering (continued)			
[a] KHD Humboldt Wedag International AG	Germany	32,145	$ 200,159
Vinci SA	France	4,596	213,967
			954,850
Construction Materials 1.3%			
CRH PLC	Ireland	8,481	162,184
SA des Ciments Vicat	France	2,200	106,361
			268,545
Consumer Finance 0.8%			
Samsung Card Co. Ltd.	South Korea	6,160	172,172
Containers & Packaging 1.7%			
Rexam PLC	United Kingdom	54,237	357,578
Diversified Financial Services 4.2%			
Deutsche Boerse AG	Germany	1,560	83,969
First Pacific Co. Ltd.	Hong Kong	252,042	260,875
[a] ING Groep NV	Netherlands	36,253	241,614
Osaka Securities Exchange Co. Ltd.	Japan	49	275,659
			862,117
Diversified Telecommunication Services 0.8%			
Vivendi SA	France	9,050	167,567
Electric Utilities 0.0%			
[a,b] AET&D Holdings No. 1 Pty. Ltd.	Australia	30,822	—
Electronic Equipment, Instruments & Components 1.4%			
Hoya Corp.	Japan	12,991	283,726
Energy Equipment & Services 0.8%			
[a] Dockwise Ltd.	Netherlands	3,380	53,044
[a] SBM Offshore NV	Netherlands	8,788	121,064
			174,108
Food & Staples Retailing 4.1%			
FamilyMart Co. Ltd.	Japan	6,200	282,911
Koninklijke Ahold NV	Netherlands	15,239	188,506
Lawson Inc.	Japan	3,150	219,740
Metro AG	Germany	5,266	153,320
			844,477
Food Products 1.3%			
China Fishery Group Ltd.	Singapore	399,739	276,063
Hotels, Restaurants & Leisure 4.6%			
Accor SA	France	5,382	168,107
Ladbrokes PLC	United Kingdom	75,134	185,109
Mandarin Oriental International Ltd.	Hong Kong	190,000	245,100
REXLot Holdings Ltd.	Hong Kong	4,853,968	344,115
			942,431

Semiannual Report | 21

Mutual International Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

22 | Semiannual Report

Semiannual Report | 23

Mutual International Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

At June 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBFX	Buy	348,764	$ 455,905	7/17/12	$ —	$(14,443)
Euro	SSBT	Buy	111,760	147,329	7/17/12	—	(5,864)
Euro	BANT	Buy	104,132	136,688	7/17/12	—	(4,879)
Euro	BBU	Buy	87,691	115,776	7/17/12	—	(4,778)
Euro	HSBC	Sell	133,000	167,609	7/17/12	—	(741)
Euro	BBU	Buy	4,206	5,210	7/17/12	114	—
Euro	HSBC	Buy	46,850	57,985	7/17/12	1,317	—
Euro	DBFX	Buy	3,866	4,790	7/17/12	104	—
Euro	SSBT	Sell	3,935,460	5,158,522	7/17/12	177,065	—
Euro	BBU	Sell	76,288	99,545	7/17/12	3,060	—
Euro	HSBC	Sell	232,719	303,062	7/17/12	8,808	—
Euro	DBFX	Sell	179,354	235,175	7/17/12	8,231	—
Euro	BANT	Sell	11,481	14,559	7/17/12	106	—
Euro	CSFX	Sell	45,926	58,106	7/17/12	291	—
South Korean Won	BANT	Sell	271,269,080	233,637	8/10/12	—	(3,334)
South Korean Won	DBFX	Sell	80,951,400	70,423	8/10/12	—	(293)
South Korean Won	BANT	Buy	162,779,160	139,930	8/10/12	2,268	—
South Korean Won	BANT	Sell	783,954,080	693,581	8/10/12	8,749	—
Swiss Franc	DBFX	Buy	28,590	31,468	8/10/12	—	(1,309)
Swiss Franc	SSBT	Buy	9,600	10,658	8/10/12	—	(531)
Swiss Franc	BANT	Buy	6,176	6,720	8/10/12	—	(205)
Swiss Franc	HSBC	Sell	16,790	17,627	8/10/12	—	(84)
Swiss Franc	HSBC	Buy	2,397	2,586	8/10/12	—	(58)
Swiss Franc	BBU	Buy	5,725	6,072	8/10/12	—	(33)
Swiss Franc	DBFX	Sell	5,868	6,165	8/10/12	—	(25)
Swiss Franc	SSBT	Buy	4,600	4,744	8/10/12	109	—
Swiss Franc	DBFX	Buy	6,155	6,386	8/10/12	107	—

24 | Semiannual Report

Mutual International Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	BANT	Buy	2,002	$ 2,073	8/10/12	$ 39	$ —
Swiss Franc	BANT	Sell	331,150	362,919	8/10/12	13,604	—
Swiss Franc	DBFX	Sell	308,012	337,865	8/10/12	12,957	—
Swiss Franc	SSBT	Sell	80,500	89,188	8/10/12	4,272	—
British Pound	HSBC	Sell	67,785	105,844	8/16/12	—	(344)
British Pound	SSBT	Sell	17,500	27,285	8/16/12	—	(129)
British Pound	BBU	Sell	8,389	13,052	8/16/12	—	(89)
British Pound	SSBT	Sell	1,729,942	2,736,768	8/16/12	26,727	—
British Pound	DBFX	Sell	29,000	45,616	8/16/12	186	—
Australian Dollar	DBFX	Sell	399,048	390,516	8/23/12	—	(15,774)
Japanese Yen	HSBC	Sell	159,112,371	1,961,928	10/22/12	—	(30,612)
Japanese Yen	HSBC	Buy	6,198,550	78,592	10/22/12	—	(969)
Japanese Yen	DBFX	Buy	6,300,539	79,282	10/22/12	—	(382)
Japanese Yen	DBFX	Buy	3,200,000	39,962	10/22/12	111	—
Japanese Yen	HSBC	Buy	13,309,270	165,592	10/22/12	1,078	—
Japanese Yen	DBFX	Sell	8,614,400	109,727	10/22/12	1,849	—
Unrealized appreciation (depreciation)						271,152	(84,876)
Net unrealized appreciation (depreciation)						$186,276	

See Abbreviations on page 41.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual International Fund

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

June 30, 2012 (unaudited)

Class Z:	
Net assets, at value	$ 8,123,089
Shares outstanding	657,531
Net asset value and maximum offering price per share	$12.35
Class A:	
Net assets, at value	$ 9,458,818
Shares outstanding	768,361
Net asset value per share[a]	$12.31
Maximum offering price per share (net asset value per share ÷ 94.25%)	$13.06
Class C:	
Net assets, at value	$ 2,875,739
Shares outstanding	235,687
Net asset value and maximum offering price per share[a]	$12.20
Class R:	
Net assets, at value	$ 47,814
Shares outstanding	3,885
Net asset value and maximum offering price per share	$12.31

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Mutual International Fund

Financial Statements (continued)

Statement of Operations
for the six months ended June 30, 2012 (unaudited)

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual International Fund

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Mutual International Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual International Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class Z, Class A, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

30 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 31

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counter-party to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

32 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At June 30, 2012, the Fund had OTC derivatives in a net unrealized loss position for such contracts of $32,012.

At June 30, 2012, the Fund held $25,381 in U.S. Treasury Notes as collateral for derivatives.

See Note 9 regarding other derivative information.

d. Restricted Cash

At June 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

e. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. At June 30, 2012, the Fund had no securities on loan.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for

U.	S. federal income taxes is required.

Semiannual Report | 33

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

34 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assump-
tions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the
Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into con-
tracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

Semiannual Report | 35

Mutual International Fund
Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended June 30, 2012	
	Shares	**Amount**
Class R Shares:[a]		
Net increase (decrease)	2,885	$ 35,000
Shares sold	2,885	$ 35,000

[a]During the year ended December 31, 2011, no share transactions were reported.

3. Transactions with Affiliates

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund.

b. Administrative Fees

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

36 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Distribution Fees *(continued)*

Class A	0.35%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$4,895
CDSC retained	$ 121

e. Transfer Agent Fees

For the period ended June 30, 2012, the Fund paid transfer agent fees of $17,897, of which $12,076 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Services and Franklin Mutual have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.17% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2013.

g. Other Affiliated Transactions

At June 30, 2012, Franklin Advisers Inc., an affiliate of the investment manager owned 8.11% of the Fund's outstanding shares.

Semiannual Report | 37

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2012, there were no credits earned.

5. INCOME TAXES

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2012, aggregated $3,778,568 and $2,388,444, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price

38 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

8. RESTRICTED SECURITIES (continued)

may be difficult. The Fund may have registration rights for restricted securities. The issuer gen-
erally incurs all registration costs.

At June 30, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

For the period ended June 30, 2012, the average month end market value of derivatives repre-
sented 1.89% of average month end net assets. The average month end number of open derivative contracts for the period was 57.

See Note 1(c) regarding derivative financial instruments.

Semiannual Report | 39

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

40 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

11. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at June 30, 2012.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 41

Mutual International Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2012, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held three meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, along with related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory

42 | Semiannual Report

Mutual International Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

actions and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

Semiannual Report | 43

Mutual International Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. As the Fund commenced operations on May 31, 2009, the trustees reviewed the investment performance of the Fund for the one-year and two-year periods ended December 31, 2011. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

44 | Semiannual Report

Mutual International Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional international multi-cap value funds. The Fund had total returns in the best performing quintile for the one-and two-year periods ended December 31, 2011. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the losses incurred by the investment manager and its affiliates from their respective relationships with the Fund. In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. As part of this discussion, the Board took into account the proposed extension for an additional year of the fee waiver and expense limitation arrangement. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were in the second-least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2011, the most recent fiscal year-end of Franklin Resources,

Semiannual Report | 45

Mutual International Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Since the Fund had only commenced operations on May 31, 2009, and due to the limited size of assets under management, the trustees concluded that economies of scale were difficult to consider at that time.

46 | Semiannual Report

Mutual International Fund

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 47

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JUNE 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

VALUE

MUTUAL QUEST FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Quest Fund

Your Fund’s Goals and Main Investments: Mutual Quest Fund seeks capital appreciation, with income as a secondary goal, by investing primarily in equity securities of companies the Fund’s managers believe are at prices below their intrinsic value. The Fund may invest up to 50% of its assets in foreign securities.

This semiannual report for Mutual Quest Fund covers the period ended June 30, 2012.

Performance Overview

Mutual Quest Fund – Class Z delivered a +5.17% cumulative total return for the six months ended June 30, 2012. The Fund underperformed the +9.49% total return of its benchmark, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock market performance.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Economic and Market Overview

The U.S. economy, as measured by gross domestic product, grew modestly during the six-month period ended June 30, 2012, as personal income and spending rose. The national unemployment rate for June 2012 stood at 8.2%, compared with 8.5% at the start of the period.2 Job growth was more pronounced in the first quarter, and jobless claims touched a four-year low; however, hiring slowed in the second quarter. Industrial production and manufacturing activity expanded during most of the period under review, but the manufacturing sector shrank unexpectedly in June. In keeping with its goal to strengthen U.S. economic recovery by fostering increased employment while keeping inflation in check, during June the Federal Reserve Board (Fed)

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 5

extended through 2012 its program (dubbed Operation Twist) to buy long-term Treasuries in an attempt to lower long-term yields. The Fed also reaffirmed its intention to keep the federal funds target rate low at least through late 2014.

Global growth trends generally moderated, led by Europe, which narrowly avoided recession mainly because of German export strength. Yet, even the more resilient economies of Germany and China showed signs of a slowdown at period-end. The combination of flagging growth, political uncertainty and populist unrest pressured investor confidence, and ratings agencies downgraded global banks and European sovereigns. Concerns about Italian and Spanish borrowing costs added to investor anxiety as bond yields climbed. Europe’s initial policy responses — including enhanced liquidity measures and an ineffective Spanish banking bailout — did little to address the structural imbalances of eurozone economies or the solvency fears plaguing the region’s banking system.

Global developed stock markets, as measured by the MSCI World Index, delivered the best annual start in more than a decade, as signs of U.S. economic recovery and European policy relief underpinned a rally in cyclical stocks. During late March and early April 2012, U.S. stocks, as measured by the S&P 500, reached multi-year highs. However, stocks dropped sharply in late spring amid renewed global economic weakness and European debt concerns before additional policy action prompted a rebound in June. Politics largely drove the markets during the first half of 2012 as investors closely monitored developments in Europe, where German-led austerity demands were met with increasing resentment from some highly indebted eurozone members. Fears of a Greek debt default and exit from the eurozone were somewhat mitigated in February by secured bailout financing and bondholder concessions, as well as May and June elections that resulted in the formation of a new coalition government. The Fed’s Operation Twist purchases and risk-averse investors seeking safety drove U.S. Treasury yields to historical lows during the period. In the latter part of the period, the euro declined while the U.S. dollar and Japanese yen made gains.

At the end of the reporting period, significant challenges to the U.S. and global economies remained, including weak jobs reports, lack of broad public and political agreement on how to achieve U.S. deficit reduction, and uncertainty surrounding deeply indebted European countries including Greece, Italy and Spain. Although long-term resolution of European debt issues remained unclear, the European Central Bank’s plan to allow the European Stability Mechanism to directly recapitalize troubled banks throughout the eurozone, as well as a late-June proposal leaning toward fiscal and banking union, supported cautious optimism in U.S. and global markets.

6 | Semiannual Report

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are always attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. This strict value approach is not only intended to improve the likelihood of upside potential, but it is also intended to reduce the risk of substantial declines. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, a highly specialized field that has proven quite profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Semiannual Report | 7

Manager’s Discussion

In an environment of generally rising U.S. equity prices, many Fund holdings increased in value during the six-month period. Three particularly strong performers were the second-largest U.S. cable company, Time Warner Cable (TWC), software company Microsoft, and Bermuda-based White Mountains Insurance Group, which provides insurance products and services through its subsidiaries and U.S. operating offices.

Positive operating results drove TWC’s share price higher as the company reported better-than-expected subscriber metrics and revenues and raised its 2012 free cash flow guidance. The company also raised its quarterly dividend and increased its share buyback authorization.

Microsoft shares performed well as revenues grew, driven by sales of its Windows 7 operating system, the Office productivity suite, and strength in the Server and Tools division. Operating strength led company management to continue its policy of paying dividends and buying back shares. Also, the company released an early version of its next operating system, Windows 8, which will enable touch interaction and bring Windows to the world of tablets. Microsoft also announced it would be entering the hardware market with a tablet of its own, Surface. Given the potential stemming from the releases of Windows 8 and Surface and the ongoing success of Microsoft’s enterprise business, we consider this investment attractive at recent valuations.

Early in the period, White Mountains announced positive fourth-quarter 2011 results, including a significant increase in book value per share driven by the sale of its Esurance and Answer Financial units. Subsequently, the company reported strong first-quarter 2012 results, leading to a further increase in book value. We continue to see value in our investment based on our expectation that the company will continue to deploy its free capital in a manner beneficial to shareholders.

During the period under review, some of the Fund’s investments lost value and negatively affected performance. These included German industrial conglomerate ThyssenKrupp, U.S. integrated power company Texas Competitive Electric Holdings and U.S. oil and gas exploration and production company Marathon Oil.

8 | Semiannual Report

During the period, ThyssenKrupp’s operating performance was broadly in line with expectations, with the exception of the company’s Steel Europe and Americas businesses, which struggled due to cyclical pricing pressures and launch issues in the Americas. While the company continued to execute on its original restructuring plan, the uncertain and volatile macroeconomic environment weighed on operations, contributing to management’s recent announcement that it would explore all strategic options regarding the Steel Americas division. At period-end, we continued to see upside potential in our investment based on ThyssenKrupp’s strong set of assets, manageable debt maturity ladder, ability to generate strong free cash flow and a restructuring plan designed to create value.

Our holdings of Texas Competitive Electric debt declined during the six months under review as depressed natural gas prices and uncertainty over the potential impact of the Cross-State Air Pollution Rule resulted in a challenging operating environment. Weak volumes and pricing continued to hinder performance, while depressed forward power curves diminished prospects for business to improve in the short term.

Marathon Oil hindered Fund performance during the first half of 2012 as disappointing results combined with a sharp drop in oil prices to negatively impact investor sentiment. Based on our research, we viewed the high oil prices of the past year as unsustainable and took that into consideration in our valuation analyses. We were encouraged by continued progress in the company’s key underlying operating trends and continued to hold this position.

During the period, the Fund held currency forwards and futures to hedge a portion of the currency risk of the portfolio’s non-U.S. dollar investments. The hedges had a negligible impact on the Fund’s performance.

Semiannual Report | 9

Thank you for your continued participation in Mutual Quest Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 6/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class Z/R: no sales charges; Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline fur-
ther in value. The Fund’s investments in smaller company stocks and foreign securities involve special risks. Smaller company stocks have exhibited greater price volatility than larger company stocks, particularly over the short term. Foreign securities risks include currency fluctu-
ations, and economic and political uncertainties. The Fund may also invest in companies engaged in mergers, reorganizations or liquidations, which involve special risks as pending deals may not be completed on time or on favorable terms, as well as lower rated bonds, which entail higher credit risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (Z: 0.96%; A: 1.26%; B: 1.93%; C: 1.96%;
and R: 1.46%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust
(REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.97%.
dNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.34%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.67%.
dNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.03%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.97%.
dAmount rounds to less than $0.01 per share.
eNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.35%.
fEffective September 1, 2008, the redemption fee was eliminated.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.97%.
dAmount rounds to less than $0.01 per share.
eNet investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.34%.
fEffective September 1, 2008, the redemption fee was eliminated.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
See Note 1(f).
jBenefit of expense reduction rounds to less than 0.01%.
kRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

aFor the period May 1, 2009 (effective date) to December 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.47%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gIncludes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
See Note 1(f).
hBenefit of expense reduction rounds to less than 0.01%.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited)

Semiannual Report | 21

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Diversified Telecommunication Services 2.2%			
[a] AboveNet Inc.	United States	278,053	$ 23,356,452
[a,b,c] Global Crossing Holdings Ltd., Contingent Distribution	United States	49,411,586	—
[a,b,c] Marconi Corp., Contingent Distribution	United Kingdom	34,293,500	639,507
Telenor ASA	Norway	5,082,405	84,433,558
			108,429,517
Electric Utilities 2.5%			
[a,d] AET&D Holdings No. 1 Pty. Ltd.	Australia	4,749,317	—
Exelon Corp.	United States	2,027,287	76,266,537
[a,g,h] KGen Power Corp., 144A	United States	5,377,461	47,590,530
			123,857,067
Electronic Equipment, Instruments & Components 0.1%			
TE Connectivity Ltd.	United States	225,080	7,182,303
Energy Equipment & Services 1.3%			
[a] Rowan Cos. PLC	United States	932,570	30,149,988
Transocean Ltd.	United States	726,240	32,484,715
			62,634,703
Food & Staples Retailing 0.8%			
The Kroger Co.	United States	1,212,946	28,128,218
Metro AG	Germany	423,534	12,331,246
			40,459,464
Health Care Equipment & Supplies 0.7%			
Medtronic Inc.	United States	857,500	33,210,975
Health Care Providers & Services 1.6%			
Cigna Corp.	United States	1,170,975	51,522,900
Coventry Health Care Inc.	United States	891,540	28,342,057
			79,864,957
Independent Power Producers & Energy Traders 1.3%			
[a] NRG Energy Inc.	United States	3,758,741	65,251,744
Insurance 6.3%			
Ageas	Belgium	25,681,596	50,704,097
[a] American International Group Inc.	United States	811,460	26,039,751
[a,d,g] Imagine Group Holdings Ltd.	Bermuda	749,466	8,794,159
MetLife Inc.	United States	2,058,981	63,519,564
[a,d] Olympus Re Holdings Ltd.	United States	97,300	—
RSA Insurance Group PLC	United Kingdom	12,147,780	20,564,654
White Mountains Insurance Group Ltd.	United States	273,330	142,609,928
			312,232,153
Internet Software & Services 1.0%			
[a] Google Inc., A	United States	87,330	50,657,513
Marine 0.2%			
A.P. Moller-Maersk AS, B	Denmark	1,848	12,093,277
Media 8.2%			
CBS Corp., B	United States	780,010	25,568,728
[f] Comcast Corp., Special A	United States	2,923,854	91,809,015

22 | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Media (continued)			
[a] Lee Enterprises Inc.	United States	1,596,816	$ 2,586,842
News Corp., B	United States	1,191,848	26,840,417
Reed Elsevier PLC	United Kingdom	6,066,160	48,637,521
[f,i] Time Warner Cable Inc.	United States	1,376,950	113,047,595
[f] Viacom Inc., B	United States	2,019,852	94,973,441
			403,463,559
Metals & Mining 1.0%			
ThyssenKrupp AG	Germany	2,849,740	46,291,106
Walter Energy Inc.	United States	75,000	3,312,000
			49,603,106
Multi-Utilities 2.3%			
E.ON AG	Germany	1,185,609	25,508,613
GDF Suez	France	3,701,717	87,865,165
			113,373,778
Multiline Retail 1.7%			
Kohl's Corp.	United States	1,874,060	85,250,989
Office Electronics 0.8%			
Xerox Corp.	United States	5,094,847	40,096,446
Oil, Gas & Consumable Fuels 7.3%			
Apache Corp.	United States	925,780	81,366,804
BP PLC	United Kingdom	9,093,176	60,110,532
CONSOL Energy Inc.	United States	1,484,240	44,883,418
Marathon Oil Corp.	United States	1,668,622	42,666,664
[f,i] Marathon Petroleum Corp.	United States	327,855	14,727,247
Royal Dutch Shell PLC, A	United Kingdom	394,197	13,273,120
[a] WPX Energy Inc.	United States	6,341,095	102,598,917
			359,626,702
Paper & Forest Products 1.0%			
Domtar Corp.	United States	291,973	22,397,249
International Paper Co.	United States	870,121	25,155,198
			47,552,447
Pharmaceuticals 3.1%			
Merck & Co. Inc.	United States	1,409,230	58,835,353
Novartis AG	Switzerland	543,750	30,310,195
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,613,610	63,640,778
			152,786,326
Real Estate Investment Trusts (REITs) 1.0%			
Alexander's Inc.	United States	108,590	46,814,235
Real Estate Management & Development 0.6%			
[c] Canary Wharf Group PLC	United Kingdom	8,298,072	30,058,973
Semiconductors & Semiconductor Equipment 0.7%			
[a] ON Semiconductor Corp.	United States	3,883,290	27,571,359
[a] Spansion Inc., A	United States	796,248	8,742,803
			36,314,162

Semiannual Report | 23

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Software 1.8%			
[f,j] Microsoft Corp.	United States	2,408,381	$ 73,672,375
[a] Symantec Corp.	United States	1,030,514	15,055,809
			88,728,184
Tobacco 8.5%			
Altria Group Inc.	United States	1,398,474	48,317,277
British American Tobacco PLC	United Kingdom	3,192,179	162,193,671
Imperial Tobacco Group PLC	United Kingdom	3,541,298	136,350,181
[f] Lorillard Inc.	United States	276,148	36,437,728
Philip Morris International Inc.	United States	382,910	33,412,727
			416,711,584
Wireless Telecommunication Services 2.3%			
Vodafone Group PLC	United Kingdom	40,778,240	114,521,588
Total Common Stocks and Other Equity Interests (Cost $3,142,141,008)			3,523,758,618
		Number of Contracts	
Options Purchased 1.0%			
Calls – Exchange-Traded			
Communications Equipment 0.0%[†]			
[a] Research In Motion Ltd., September Strike Price $14, Expires 9/22/12	Canada	2,500	10,000
Puts – Exchange-Traded			
Construction Materials 0.0%[†]			
[a] Texas Industries Inc., October Strike Price $30, Expires 10/20/12	United States	1,500	157,500
Diversified Financial Services 1.0%			
[a] S&P 500 Index, December Strike Price $1,300, Expires 12/22/12	United States	9,225	48,892,500
Total Options Purchased (Cost $56,859,586)			49,060,000
		Principal Amount*	
Corporate Bonds, Notes and Senior Floating Rate Interests 12.9%			
[i] Capmark Financial Group Inc., senior secured note, B, FRN, 9.00%, 9/30/17	United States	2,597,420	2,612,031
CDW LLC/Finance Corp., senior sub. note, 12.535%, 10/12/17	United States	103,167,000	112,452,030
Clear Channel Communications Inc.,			
[j,k] Delayed Draw 2 Term Loan, 3.895%, 1/29/16	United States	7,818,025	6,019,879
senior note, 9.00%, 3/01/21	United States	4,739,000	4,146,625
[j,k] Tranche B Term Loan, 3.895%, 1/29/16	United States	45,945,537	36,663,114
[j,k] Tranche C Term Loan, 3.895%, 1/29/16	United States	11,395,035	8,833,522
[h] Energy Future Intermediate Holding Co. LLC/Finance Inc., secured note, 144A, 11.75%, 3/01/22	United States	10,474,000	10,788,220

24 | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)			
[i] Hilton Worldwide Inc., FRN, 11/12/15,			
Mezzanine D Loan, 3.492%	United States	1,571,740	$ 1,414,566
Mezzanine E Loan, 3.742%	United States	2,014,667	1,772,907
Mezzanine F Loan, 3.992%	United States	5,038,168	4,446,183
Mezzanine G Loan, 4.242%	United States	9,068,502	7,844,254
[j,k] iStar Financial Inc.,			
New Tranche A-1 Term Loan, 5.25%, 3/19/16	United States	835,138	832,354
New Tranche A-2 Term Loan, 7.00%, 3/19/17	United States	3,125,000	3,132,813
Tranche A-1 Term Loan, 5.00%, 6/28/13	United States	2,498,421	2,495,672
Tranche A-2 Term Loan, 7.00%, 6/30/14	United States	2,766,000	2,768,766
[j,k] Lee Enterprises Inc.,			
First Lien Extended Term Loan, 7.50%, 12/31/15	United States	18,770,310	15,731,866
Second Lien Term Loan, 15.00%, 4/03/17	United States	41,437,970	33,979,135
NRG Energy Inc., senior note,			
7.375%, 1/15/17	United States	66,731,000	69,567,068
7.625%, 1/15/18	United States	3,732,000	3,881,280
Realogy Corp.,			
[j,k] Extended First Lien Term Loan, 4.491%, 10/10/16	United States	27,860,118	26,380,049
[j,k] Extended Synthetic Letter of Credit, 4.496%, 10/10/16	United States	1,734,642	1,642,489
Second Lien Term Loan, 13.50%, 10/15/17	United States	4,662,000	4,796,033
senior note, 11.50%, 4/15/17	United States	4,675,000	4,452,938
[h,l] senior secured note, 144A, 7.875%, 2/15/19	United States	6,201,000	6,092,483
[h] senior secured note, 144A, 9.00%, 1/15/20	United States	2,352,000	2,434,320
[j,k] Revel Entertainment LLC, Term Loan B, 9.00%, 2/17/17	United States	76,946,000	66,173,560
[j,k] Spirit Realty Capital, Term Loan B, 3.782%, 8/01/13	United States	16,940,153	16,396,712
The Telx Group Inc.,			
[d,m] senior note, PIK, 12.00%, 9/26/19	United States	6,530,132	6,837,497
[j,k] Term Loan B, 7.75%, 9/26/17	United States	32,779,956	32,861,906
[j,k] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.741%, 10/10/17	United States	101,650,473	60,980,525
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	14,918,000	3,915,975
[h] senior secured note, 144A, 11.50%, 10/01/20	United States	39,724,000	27,310,250
[d,j,k] W2007 Equity Inns Realty, 11/02/12,			
B-1A4 Mortgage Note, 6.25%	United States	15,000,000	14,211,927
B-2B3 Mortgage Note, 6.55%	United States	10,000,000	9,412,950
[d,m] W2007 Equity Inns Senior Mezz LLC, First Mezzanine Loan, PIK, 9.50%, 11/02/12	United States	10,924,583	9,223,789
[h] Zayo Escrow Corp.,			
senior note, 144A, 10.125%, 7/01/20	United States	7,895,000	8,427,913
senior secured note, 144A, 8.125%, 1/01/20	United States	4,935,000	5,181,750
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $665,868,944)			636,115,351

Semiannual Report | 25

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 7.8%			
[h,n] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	33,863,000	$ 32,169,850
[d,n] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	11,250	—
[n] Nortel Networks Corp., cvt., senior note,			
1.75%, 4/15/12	Canada	76,472,000	76,280,820
2.125%, 4/15/14	Canada	9,394,000	9,347,030
[n] Nortel Networks Ltd., senior note,			
10.125%, 7/15/13	Canada	64,084,000	71,293,450
10.75%, 7/15/16	Canada	50,141,000	56,032,567
[n] Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,544,000	12,942,720
[j,k,n] Tribune Co., 6/04/14,			
Incremental Term Loan, 7.25%	United States	4,799,000	3,140,346
[o] Initial Tranche B Term Loan, 5.25%	United States	144,064,000	96,325,945
[j,k,n] Vertis Inc., Term Loan, 11.75%, 12/23/15	United States	105,168,887	27,080,988
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $425,661,773)			384,613,716
		Shares	
Companies in Liquidation 0.0%[†]			
[a] Adelphia Recovery Trust	United States	38,254,708	38,255
[a,b] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	4,899,492	97,990
[a,b,c] Century Communications Corp., Contingent Distribution	United States	13,497,000	—
[a,d] FIM Coinvestor Holdings I, LLC	United States	16,133,491	—
Total Companies in Liquidation (Cost $4,369,544)			136,245
		Principal Amount*	
Asset-Backed Securities 0.2%			
Diversified Financial Services 0.2%			
Master Asset Vehicle II, 2009-2,			
[i] A2, FRN, 0.7814%, 1/22/17	Canada	8,500,000 CAD	6,084,549
B, zero cpn., 7/15/56	Canada	5,000,000 CAD	3,358,136
Total Asset-Backed Securities (Cost $9,622,362)			9,442,685
Municipal Bonds (Cost $46,610,026) 1.0%			
New Jersey EDA Energy Facility Revenue, ARC Energy Partners, Series B, 12.00%, 12/01/30	United States	45,225,000	48,977,770
Total Investments before Short Term Investments (Cost $4,351,133,243)			4,652,104,385
Short Term Investments 5.8%			
Convertible Notes (Cost $25,596,910) 0.5%			
[i] iStar Financial Inc., cvt., senior note, FRN, 0.968%, 10/01/12	United States	26,250,000	26,247,375

26 | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Short Term Investments (continued)			
U.S. Government and Agency Securities 5.2%			
p FHLB, 7/02/12	United States	33,000,000	$ 33,000,000
i,p U.S. Treasury Bills, 7/05/12 - 12/27/12	United States	222,600,000	222,539,500
Total U.S. Government and Agency Securities (Cost $255,523,192)			255,539,500
Total Investments before Money Market Funds (Cost $4,632,253,345)			4,933,891,260
		Shares	
q **Investments from Cash Collateral Received for Loaned Securities (Cost $1,441,698) 0.1%**			
Money Market Funds 0.1%			
r BNY Mellon Overnight Government Fund, 0.182%	United States	1,441,698	1,441,698
Total Investments (Cost $4,633,695,043) 100.2%			4,935,332,958
Options Written (0.5)%			(26,616,776)
Securities Sold Short (0.3)%			(12,853,430)
Other Assets, less Liabilities 0.6%			31,435,463
Net Assets 100.0%			$4,927,298,215
		Number of Contracts	
s **Options Written (0.5)%**			
Calls – Exchange-Traded			
Commercial Banks (0.0)%†			
Wells Fargo & Co, August Strike Price $33, Expires 8/18/12	United States	1,500	$ (193,500)
Diversified Financial Services (0.0)%†			
JPMorgan Chase & Co., August Strike Price $38, Expires 8/18/12	United States	1,500	(100,500)
Media (0.0)%†			
Comcast Corp., Special A, August Strike Price $31, Expires 8/18/12	United States	1,239	(136,290)
Time Warner Cable Inc., August Strike Price $82.50, Expires 8/18/12	United States	1,000	(185,000)
Viacom Inc., B, August Strike Price $50, Expires 8/18/12	United States	1,000	(75,000)
			(396,290)
Oil, Gas & Consumable Fuels (0.0)%†			
Marathon Petroleum Corp., July Strike Price $42.50, Expires 7/21/12	United States	375	(115,875)
Software (0.0)%†			
Microsoft Corp., August Strike Price $31, Expires 8/18/12	United States	1,000	(74,000)
Tobacco (0.0)%†			
Lorillard Inc., September Strike $135, Expires 9/22/12	United States	500	(157,500)
			(1,037,665)

Semiannual Report | 27

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Number of Contracts	Value
Options Written (continued)			
Puts – Exchange-Traded			
Auto Components (0.0)%[†]			
TRW Automotive Holdings Corp., October Strike Price $35, Expires 10/20/12	United States	1,143	$ (134,303)
Communications Equipment (0.1)%			
Cisco Systems Inc., August Strike Price $16, Expires 8/18/12	United States	1,000	(35,000)
Cisco Systems Inc., August Strike Price $17, Expires 8/18/12	United States	1,500	(112,500)
Research In Motion Ltd., September Strike Price $8, Expires 9/22/12	Canada	3,500	(437,500)
Research In Motion Ltd., September Strike Price $10, Expires 9/22/12	Canada	8,500	(2,380,000)
			(2,965,000)
Diversified Financial Services (0.3)%			
S&P 500 Index, December Strike Price $1,200, Expires 12/22/12	United States	5,333	(15,892,340)
Electric Utilities (0.0)%[†]			
Exelon Corp., July Strike Price $40, Expires 7/21/12	United States	1,499	(389,740)
Energy Equipment & Services (0.0)%[†]			
Transocean Ltd., August Strike Price $50, Expires 8/18/12	United States	2,000	(1,210,000)
Food & Staples Retailing (0.0)%[†]			
Walgreen Co., August Strike Price $30, Expires 8/18/12	United States	3,000	(420,000)
Health Care Providers & Services (0.0)%[†]			
Cigna Corp., August Strike Price $42, Expires 8/18/12	United States	524	(51,876)
Cigna Corp., July Strike Price $44, Expires 7/21/12	United States	1,000	(103,000)
			(154,876)
Insurance (0.0)%[†]			
American International Group Inc., August Strike Price $30, Expires 8/18/12	United States	1,000	(88,000)
Internet Software & Services (0.0)%[†]			
Google Inc., A, August Strike Price $550, Expires 8/18/12	United States	100	(123,500)
Metals & Mining (0.0)%[†]			
Walter Energy Inc., August Strike Price $45, Expires 8/18/12	United States	2,000	(888,000)
Multiline Retail (0.0)%[†]			
Kohl's Corp., August Strike Price $41, Expires 8/18/12	United States	500	(33,500)
Office Electronics (0.0)%[†]			
Xerox Corp., July Strike Price $8, Expires 7/21/12	United States	750	(24,000)
Oil, Gas & Consumable Fuels (0.1)%			
Apache Corp., July Strike Price $90, Expires 7/21/12	United States	1,500	(540,000)
Cheniere Energy Inc., July Strike Price $11, Expires 7/21/12	United States	1,000	(15,000)
CONSOL Energy Inc., July Strike Price $30, Expires 7/21/12	United States	3,500	(367,500)
Marathon Oil Corp., July Strike Price $30, Expires 7/21/12	United States	5,117	(2,333,352)
			(3,255,852)
			(25,579,111)
Total Options Written (Premiums Received $28,897,466)			(26,616,776)

28 | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2012, the aggregate value of these securities was $30,701,402, representing
0.62% of net assets.
dSee Note 9 regarding restricted securities.
eAt June 30, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
fA portion or all of the security is held in connection with written option contracts open at period end.
gSee Note 11 regarding holdings of 5% voting securities.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2012, the aggregate value of these securities was $139,995,316, representing 2.84% of net assets.
iSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures and written options contracts. At June 30, 2012, the aggregate value of these securities and/or cash pledged as collateral was $70,752,950, representing 1.44% of net assets.
jThe coupon rate shown represents the rate at period end.
kSee Note 1(h) regarding senior floating rate interests.
lA portion or all of the security is on loan at June 30, 2012. See Note 1(g).
mIncome may be received in additional securities and/or cash.
nSee Note 8 regarding credit risk and defaulted securities.
oA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
pThe security is traded on a discount basis with no stated coupon rate.
qSee Note 1(g) regarding securities on loan.
rThe rate shown is the annualized seven-day yield at period end.
sSee Note 1(d) regarding written options.
tSee Note 1(f) regarding securities sold short.

Semiannual Report | 29

Mutual Quest Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

At June 30, 2012, the Fund had the following futures contracts outstanding. See Note 1(d).

30 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

Mutual Quest Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Quest Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities (OTC) are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security

36 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 37

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

38 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counter-party to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At June 30, 2012, the Fund had OTC derivatives in a net unrealized loss position for such contracts of $149,838.

Semiannual Report | 39

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

At June 30, 2012, the Fund held $12,636,620 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

See Notes 7 and 10 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At June 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund.

40 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are

Semiannual Report | 41

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Security Transactions, Investment Income, Expenses and Distributions (continued)

recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

42 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

Semiannual Report | 43

Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $7 billion
0.550%	Over $7 billion, up to and including $10 billion
0.540%	In excess of $10 billion

b. Administrative Fees

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

44 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended June 30, 2012, the Fund paid transfer agent fees of $2,356,187, of which
$1,375,938 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses.
During the period ended June 30, 2012, there were no credits earned.

5. INDEPENDENT TRUSTEES’ RETIREMENT PLAN

On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The
Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the
Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.

Semiannual Report | 45

Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

5. Independent Trustees' Retirement Plan *(continued)*

[a]Projected benefit obligation at June 30, 2012	$239,339
[b]Increase in projected benefit obligation	$ 50,314
Benefit payments made to retired trustees	$ 3,343

6. Income Taxes

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At December 31, 2011, the Fund deferred late-year ordinary losses of $7,871,950.

Cost of investments	$4,647,742,713
Unrealized appreciation	$ 656,796,200
Unrealized depreciation	(369,205,955)
Net unrealized appreciation (depreciation)	$ 287,590,245

7. Investment Transactions

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	85,878	$ 12,240,980
Options written	244,284	62,742,954
Options expired	(27,030)	(3,630,257)
Options exercised	(20,166)	(1,519,569)
Options closed	(230,386)	(40,936,641)
Options outstanding at June 30, 2012	52,580	$ 28,897,466

46 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possi-
bility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2012, the aggregate value of distressed company securities for which interest recogni-
tion has been discontinued was $384,613,716, representing 7.81% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer gen-
erally incurs all registration costs.

At June 30, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

9. Restricted Securities *(continued)*

Principal Amount/Shares	Issuer	Acquisition Dates	Cost	Value
10,000,000	W2007 Equity Inns Realty, B-2B3 Mortgage Note, 6.55%, 11/02/12 . .	3/02/11	$ 9,800,270	$ 9,412,950
10,924,583	W2007 Equity Inns Senior Mezz LLC, First Mezzanine Loan, PIK, 9.50%, 11/02/12	3/02/11 - 12/31/11	10,477,142	9,223,789
	Total Restricted Securities (1.14% of Net Assets)		$79,029,108	$56,102,987

10. Other Derivative Information

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$13,178,016	Unrealized depreciation on forward exchange contracts / Net assets consist of – net unrealized appreciation (depreciation)	$ 2,383,088[a]
Equity contracts	Investments, at value	49,060,000	Options written, at value	26,616,776

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$15,001,674	$(9,714,105)
Equity contracts	Net realized gain (loss) from investments and written options / Net change in unrealized appreciation (depreciation) on investments	17,917,891	(3,980,248)

48 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2012, the average month end market value of derivatives represented 0.86% of average month end net assets. The average month end number of open derivative contracts for the period was 119.

See Note 1(d) and 7 regarding derivative financial instruments and investment transactions, respectively.

11. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2012, were as shown below.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on
January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit
Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended
June 30, 2012, the Fund did not use the Global Credit Facility.

Semiannual Report | 49

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

50 | Semiannual Report

aIncludes common stocks as well as other equity investments.
bIncludes securities determined to have no value at June 30, 2012.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. At June 30, 2012, the reconciliation of assets, is as follows:

aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common stocks as well as other equity investments.
dIncludes securities determined to have no value.

Semiannual Report | 51

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

13. FAIR VALUE MEASUREMENTS (continued)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of June 30,
2012, are as follows:

The significant unobservable inputs used in the fair value measurement of the Fund’s investment in auto components companies are an enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA)
multiple and a discount for lack of marketability. A significant and reasonable increase or decrease in the EV to
EBITDA multiple would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s investment in insurance compa-
nies are the price to book multiple and a discount for lack of marketability. A significant and reasonable increase or decrease in the price to book multiple would not result in a significant increase or decrease in the fair value measure-
ment. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable input used in the fair value measurement of the Fund’s investment in real estate manage-
ment & development companies is a discount for lack of marketability. A significant and reasonable increase or decrease in the input would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s investment in corporate bonds, notes and senior floating rate interests are the benchmark yield and a yield spread. A significant and reasonable increase or decrease in each of these inputs would not result in a significant decrease or increase in the fair value measurement.

The differences in fair value measurements caused by significant and reasonable changes in any of these inputs, except the EV to EBITDA multiple input, would not materially impact the net assets of the Fund.

52 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

14. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards
Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and
Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 53

Mutual Quest Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2012, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held three meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, along with related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory

54 | Semiannual Report

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

actions and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

Semiannual Report | 55

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2011. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

56 | Semiannual Report

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global multi-cap value funds. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2011, and had annualized total returns for the three- and five-year periods in the second-lowest and second-best performing quintiles, respectively. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2011, was in the second-best performing quintile and exceeded 6%, as shown in the Lipper Section 15(c) Report. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.

Semiannual Report | 57

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2011, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point

58 | Semiannual Report

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 59

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JUNE 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

VALUE

Mutual Shares Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Shares Fund

Your Fund’s Goals and Main Investments: Mutual Shares Fund seeks capital appreciation, with income as a secondary goal, by investing primarily in equity securities of companies the Fund’s managers believe are at prices below their intrinsic value. The Fund may invest up to 35% of its assets in foreign securities.

This semiannual report for Mutual Shares Fund covers the period ended
June 30, 2012.

Performance Overview

Mutual Shares Fund – Class Z delivered a cumulative total return of
+6.66% for the six months ended June 30, 2012. The Fund underperformed the +9.49% total return of its benchmark, the Standard & Poor’s 500 Index
(S&P 500), which is a broad measure of U.S. stock performance.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 12.

Economic and Market Overview

The U.S. economy, as measured by gross domestic product, grew modestly during the six-month period ended June 30, 2012, as personal income and spending rose. The national unemployment rate for June 2012 stood at
8.2%, compared with 8.5% at the start of the period.2 Job growth was more pronounced in the first quarter, and jobless claims touched a four-year low;
however, hiring slowed in the second quarter. Industrial production and man-
ufacturing activity expanded during most of the period under review, but the manufacturing sector shrank unexpectedly in June. In keeping with its goal to strengthen U.S. economic recovery by fostering increased employment while keeping inflation in check, during June the Federal Reserve Board (Fed)

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 22.

Semiannual Report | 5

extended through 2012 its program (dubbed Operation Twist) to buy long-
term Treasuries in an attempt to lower long-term yields. The Fed also reaffirmed its intention to keep the federal funds target rate low at least through late 2014.

Global growth trends generally moderated, led by Europe, which narrowly avoided recession mainly because of German export strength. Yet, even the more resilient economies of Germany and China showed signs of a slowdown at period-end. The combination of flagging growth, political uncertainty and populist unrest pressured investor confidence, and ratings agencies down-
graded global banks and European sovereigns. Concerns about Italian and
Spanish borrowing costs added to investor anxiety as bond yields climbed.
Europe’s initial policy responses — including enhanced liquidity measures and an ineffective Spanish banking bailout — did little to address the struc-
tural imbalances of eurozone economies or the solvency fears plaguing the region’s banking system.

Global developed stock markets, as measured by the MSCI World Index, delivered the best annual start in more than a decade, as signs of U.S. eco-
nomic recovery and European policy relief underpinned a rally in cyclical stocks. During late March and early April 2012, U.S. stocks, as measured by the S&P 500, reached multi-year highs. However, stocks dropped sharply in late spring amid renewed global economic weakness and European debt con-
cerns before additional policy action prompted a rebound in June. Politics largely drove the markets during the first half of 2012 as investors closely monitored developments in Europe, where German-led austerity demands were met with increasing resentment from some highly indebted eurozone members. Fears of a Greek debt default and exit from the eurozone were somewhat mitigated in February by secured bailout financing and bond-
holder concessions, as well as May and June elections that resulted in the formation of a new coalition government. The Fed’s Operation Twist pur-
chases and risk-averse investors seeking safety drove U.S. Treasury yields to historical lows during the period. In the latter part of the period, the euro declined while the U.S. dollar and Japanese yen made gains.

At the end of the reporting period, significant challenges to the U.S. and global economies remained, including weak jobs reports, lack of broad public and political agreement on how to achieve U.S. deficit reduction, and uncer-
tainty surrounding deeply indebted European countries including Greece,
Italy and Spain. Although long-term resolution of European debt issues remained unclear, the European Central Bank’s plan to allow the European
Stability Mechanism to directly recapitalize troubled banks throughout the eurozone, as well as a late-June proposal leaning toward fiscal and banking union, supported cautious optimism in U.S. and global markets.

6 | Semiannual Report

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are always attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented man-
agement teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich com-
panies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. This strict value approach is not only intended to improve the likelihood of upside potential, but it is also intended to reduce the risk of substantial declines. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, a highly specialized field that has proven quite profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most common distressed investment the Fund under-
takes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situa-
tions, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbi-
trage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Semiannual Report | 7

Manager’s Discussion

In an environment of generally rising U.S. equity prices, many Fund holdings increased in value during the six-month period. Three particularly strong performers were software company Microsoft, drugstore chain and phar-
macy benefits manager CVS Caremark, and the second-largest U.S. cable company, Time Warner Cable (TWC).

Microsoft shares performed well as revenues grew, driven by sales of its
Windows 7 operating system, the Office productivity suite, and strength in the Server and Tools division. Operating strength led company management to continue its policy of paying dividends and buying back shares. Also, the company released an early version of its next operating system, Windows 8, which will enable touch interaction and bring Windows to the world of tablets. Microsoft also announced it would be entering the hardware market with a tablet of its own, Surface. Given the potential stemming from the releases of Windows 8 and Surface and the ongoing success of Microsoft’s enterprise business, we consider this investment attractive at recent valuations.

CVS shares appreciated as management in May increased its 2012 guidance, reflecting strong first-quarter and 2011 results. Strong growth in pharmacy network claims processed and increases in same-store sales led to revenue growth across business segments, supporting the stock price during the period.

Positive operating results drove TWC’s share price higher as the company reported better-than-expected subscriber metrics and revenues and raised its
2012 free cash flow guidance. The company also raised its quarterly divi-
dend and increased its share buyback authorization.

During the period under review, some of the Fund’s investments lost value and negatively affected performance. These included U.S. oil and gas explo-
ration and production company Marathon Oil, German industrial conglomerate ThyssenKrupp and U.S. integrated power company Texas
Competitive Electric Holdings.

8 | Semiannual Report

Marathon Oil hindered Fund performance during the first half of 2012 as disappointing results combined with a sharp drop in oil prices to negatively impact investor sentiment. Based on our research, we viewed the high oil prices of the past year as unsustainable and took that into consideration in our valuation analyses. We were encouraged by continued progress in the com-
pany’s key underlying operating trends and continued to hold this position.

During the period, ThyssenKrupp’s operating performance was broadly in line with expectations, with the exception of the company’s Steel Europe and
Americas businesses, which struggled due to cyclical pricing pressures and launch issues in the Americas. While the company continued to execute on its original restructuring plan, the uncertain and volatile macroeconomic environment weighed on operations, contributing to management’s recent announcement that it would explore all strategic options regarding the Steel
Americas division. At period-end, we continued to see upside potential in our investment based on ThyssenKrupp’s strong set of assets, manageable debt maturity ladder, ability to generate strong free cash flow and a restruc-
turing plan designed to create value.

Our holdings of Texas Competitive Electric debt declined during the six months under review as depressed natural gas prices and uncertainty over the potential impact of the Cross-State Air Pollution Rule resulted in a chal-
lenging operating environment. Weak volumes and pricing continued to hinder performance, while depressed forward power curves diminished prospects for business to improve in the short term.

During the period, the Fund held currency forwards and futures to hedge a portion of the currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a negligible impact on the Fund’s performance.

Semiannual Report | 9

Thank you for your continued participation in Mutual Shares Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 11

Performance Summary as of 6/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

12 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class Z/R: no sales charges; Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 13

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s investments in foreign securities involve special risks including currency fluctuations, and economic and political uncertain-
ties. The Fund may also invest in companies engaged in mergers, reorganizations or liquidations, which involve special risks as pending deals may not be completed on time or on favorable terms, as well as lower rated bonds, which entail higher credit risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

14 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 15

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (Z: 0.83%; A: 1.13%; B: 1.82%; C: 1.83%; and
R: 1.33%) multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

16 | Semiannual Report

Mutual Shares Fund

Financial Highlights

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 1.87%.
dNet investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust
(REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.73%.
eNet investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.95%.
fEffective September 1, 2008, the redemption fee was eliminated.
gAmount rounds to less than $0.01 per share.
hTotal return is not annualized for periods less than one year.
iRatios are annualized for periods less than one year.
jIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
kBenefit of expense reduction rounds to less than 0.01%.
lBenefit of waiver and payments by affiliates rounds to less than 0.01%.
mRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Mutual Shares Fund

Financial Highlights (continued)

Class A	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$19.81	$20.64	$19.06	$15.22	$25.14	$25.90
Income from investment operations[a]:						
Net investment income[b]	0.17	0.40[c]	0.49[d]	0.19[e]	0.39	0.61
Net realized and unrealized gains (losses)	1.13	(0.79)	1.66	4.02	(9.90)	0.17
Total from investment operations	1.30	(0.39)	2.15	4.21	(9.51)	0.78
Less distributions from:						
Net investment income	—	(0.44)	(0.57)	(0.37)	(0.21)	(0.67)
Net realized gains	—	—	—	—	(0.20)	(0.87)
Total distributions	—	(0.44)	(0.57)	(0.37)	(0.41)	(1.54)
Redemption fees[f]	—	—	—	—	—[g]	—[g]
Net asset value, end of period	$21.11	$19.81	$20.64	$19.06	$15.22	$25.14
Total return[h]	6.56%	(1.79)%	11.41%	27.84%	(38.10)%	2.97%
Ratios to average net assets[i]						
Expenses before waiver and payments by affiliates[j]	1.13%	1.16%	1.15%	1.20%[k]	1.08%[k]	1.07%[k]
Expenses net of waiver and payments by affiliates[j]	1.13%	1.16%	1.15%[l]	1.18%[k]	1.08%[k]	1.07%[k]
Expenses incurred in connection with securities sold short	—%	—%[m]	0.02%	0.05%	0.01%	0.01%
Net investment income	1.64%	1.94%[c]	2.53%[d]	1.18%[e]	1.85%	2.25%
Supplemental data						
Net assets, end of period (000's)	$4,667,186	$4,681,967	$5,368,887	$5,100,309	$4,624,696	$8,469,264
Portfolio turnover rate	12.45%	29.44%	28.25%	47.87%	37.97%	40.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
dNet investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.43%.
eNet investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.65%.
fEffective September 1, 2008, the redemption fee was eliminated.
gAmount rounds to less than $0.01 per share.
hTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
iRatios are annualized for periods less than one year.
jIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
kBenefit of expense reduction rounds to less than 0.01%.
lBenefit of waiver and payments by affiliates rounds to less than 0.01%.
mRounds to less than 0.01%.
18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 0.87%.
dNet investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.73%.
eNet investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.96%.
fEffective September 1, 2008, the redemption fee was eliminated.
gAmount rounds to less than $0.01 per share.
hTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
iRatios are annualized for periods less than one year.
jIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
kBenefit of expense reduction rounds to less than 0.01%.
lBenefit of waiver and payments by affiliates rounds to less than 0.01%.
mRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 0.87%.
dNet investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.73%.
eNet investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.95%.
fEffective September 1, 2008, the redemption fee was eliminated.
gAmount rounds to less than $0.01 per share.
hTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
iRatios are annualized for periods less than one year.
jIncludes dividend expense on securities sold short and borrowing fee, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
kBenefit of expense reduction rounds to less than 0.01%.
lBenefit of waiver and payments by affiliates rounds to less than 0.01%.
mRounds to less than 0.01%.
20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
dNet investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.23%.
eNet investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.45%.
fEffective September 1, 2008, the redemption fee was eliminated.
gAmount rounds to less than $0.01 per share.
hTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
iRatios are annualized for periods less than one year.
jIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
kBenefit of expense reduction rounds to less than 0.01%.
lBenefit of waiver and payments by affiliates rounds to less than 0.01%.
mRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Mutual Shares Fund

Statement of Investments, June 30, 2012 (unaudited)

22 | Semiannual Report

Mutual Shares Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Semiannual Report | 23

Mutual Shares Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Food Products 3.0%			
General Mills Inc.	United States	3,030,740	$ 116,804,720
Kraft Foods Inc., A	United States	7,433,413	287,078,410
			403,883,130
Health Care Equipment & Supplies 1.9%			
[a] Boston Scientific Corp.	United States	13,820,570	78,362,632
Medtronic Inc.	United States	4,610,265	178,555,563
			256,918,195
Health Care Providers & Services 3.2%			
Cigna Corp.	United States	3,134,612	137,922,928
[a] Community Health Systems Inc.	United States	3,744,953	104,971,033
Coventry Health Care Inc.	United States	3,232,279	102,754,149
[a] Tenet Healthcare Corp.	United States	15,575,153	81,613,802
			427,261,912
Hotels, Restaurants & Leisure 0.0%[†]			
[a,d,e] GLCP Harrah's Investment LP	United States	22,185,100	1,731,991
Independent Power Producers & Energy Traders 0.6%			
[a] NRG Energy Inc.	United States	4,755,658	82,558,223
Insurance 7.8%			
ACE Ltd.	United States	2,345,100	173,842,263
[a] Alleghany Corp.	United States	377,389	128,217,913
[a] American International Group Inc.	United States	5,307,011	170,301,983
CNO Financial Group Inc.	United States	3,530,090	27,534,702
MetLife Inc.	United States	2,338,200	72,133,470
[a,d] Olympus Re Holdings Ltd.	United States	202,380	—
[e] White Mountains Insurance Group Ltd.	United States	729,457	380,594,190
Zurich Insurance Group AG	Switzerland	352,340	79,267,218
			1,031,891,739
Internet Software & Services 0.7%			
[a] Google Inc., A	United States	156,098	90,547,767
Leisure Equipment & Products 0.6%			
Mattel Inc.	United States	2,474,250	80,264,670
Machinery 1.1%			
[a,e] Federal Signal Corp.	United States	3,360,800	19,627,072
[a] Oshkosh Corp.	United States	2,556,300	53,554,485
Stanley Black & Decker Inc.	United States	1,149,400	73,975,384
			147,156,941
Marine 1.0%			
A.P. Moller-Maersk AS, B	Denmark	20,138	131,782,693
Media 6.4%			
British Sky Broadcasting Group PLC	United Kingdom	10,271,574	112,127,902
CBS Corp., B	United States	3,189,455	104,550,335
Comcast Corp., Special A	United States	846,676	26,585,626
News Corp., B	United States	8,524,052	191,961,651

24 | Semiannual Report

Mutual Shares Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Media (continued)			
Reed Elsevier PLC	United Kingdom	16,852,410	$ 135,119,984
Time Warner Cable Inc.	United States	2,597,384	213,245,227
Viacom Inc., B	United States	1,485,110	69,829,872
			853,420,597
Metals & Mining 0.5%			
ThyssenKrupp AG	Germany	4,032,388	65,502,011
Multi-Utilities 1.3%			
E.ON AG	Germany	5,251,033	112,977,020
GDF Suez	France	2,697,169	64,020,885
			176,997,905
Multiline Retail 0.6%			
Kohl's Corp.	United States	1,660,200	75,522,498
Office Electronics 1.4%			
Xerox Corp.	United States	23,916,645	188,223,996
Oil, Gas & Consumable Fuels 7.7%			
Apache Corp.	United States	1,921,510	168,881,514
BP PLC	United Kingdom	11,240,850	74,307,753
CONSOL Energy Inc.	United States	4,337,760	131,173,862
Marathon Oil Corp.	United States	7,696,247	196,793,036
Marathon Petroleum Corp.	United States	2,239,065	100,578,800
Murphy Oil Corp.	United States	1,576,220	79,268,104
Royal Dutch Shell PLC, A	United Kingdom	6,610,291	222,577,002
The Williams Cos. Inc.	United States	1,184,638	34,141,267
[a] WPX Energy Inc.	United States	1,130,869	18,297,460
			1,026,018,798
Paper & Forest Products 2.4%			
Domtar Corp.	United States	548,278	42,058,405
International Paper Co.	United States	5,642,749	163,131,874
MeadWestvaco Corp.	United States	3,882,628	111,625,555
			316,815,834
Personal Products 0.3%			
Avon Products Inc.	United States	2,114,252	34,272,025
Pharmaceuticals 5.9%			
Eli Lilly & Co.	United States	1,091,320	46,828,541
[a] Hospira Inc.	United States	1,653,558	57,841,459
Merck & Co. Inc.	United States	8,897,690	371,478,558
Pfizer Inc.	United States	10,088,485	232,035,155
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,956,060	77,147,006
			785,330,719
Real Estate Investment Trusts (REITs) 1.1%			
[e] Alexander's Inc.	United States	326,675	140,832,859

Semiannual Report | 25

Mutual Shares Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Real Estate Management & Development 0.5%			
[c] Canary Wharf Group PLC	United Kingdom	14,262,931	$ 51,666,105
[a] Forestar Group Inc.	United States	1,431,256	18,334,389
			70,000,494
Software 3.2%			
Microsoft Corp.	United States	9,911,940	303,206,245
Nintendo Co. Ltd.	Japan	325,040	37,587,448
[a] Symantec Corp.	United States	5,796,743	84,690,415
			425,484,108
Tobacco 8.0%			
Altria Group Inc.	United States	4,916,307	169,858,407
British American Tobacco PLC	United Kingdom	7,618,755	387,106,688
British American Tobacco PLC, ADR	United Kingdom	70,550	7,204,566
Imperial Tobacco Group PLC	United Kingdom	5,890,319	226,794,261
Lorillard Inc.	United States	837,583	110,519,077
Philip Morris International Inc.	United States	1,049,727	91,599,178
Reynolds American Inc.	United States	1,459,673	65,495,527
			1,058,577,704
Wireless Telecommunication Services 1.9%			
Vodafone Group PLC	United Kingdom	89,158,600	250,392,965
Total Common Stocks and Other Equity Interests (Cost $10,380,414,256)			11,607,112,123
Convertible Preferred Stocks 0.0%[f]			
Commercial Banks 0.0%[f]			
[a,d] First Southern Bancorp Inc., cvt. pfd., C	United States	774	2,781,655
[a,e] West Coast Bancorp, cvt. pfd., B	United States	7,558	1,485,147
Total Convertible Preferred Stocks (Cost $1,529,800)			4,266,802
		Principal Amount*	
Corporate Bonds, Notes and Senior Floating Rate Interests 4.3%			
[h] Capmark Financial Group Inc., senior secured note, B, FRN, 9.00%, 9/30/17	United States	7,179,842	7,220,229
Clear Channel Communications Inc.,			
[h,j] Delayed Draw 2 Term Loan, 3.895%, 1/29/16	United States	15,906,723	12,248,177
senior note, 9.00%, 3/01/21	United States	8,017,000	7,014,875
[i] senior note, PIK, 11.00%, 8/01/16	United States	34,134,000	21,333,750
[h,j] Tranche B Term Loan, 3.895%, 1/29/16	United States	92,884,198	74,118,710
[h,j] Tranche C Term Loan, 3.895%, 1/29/16	United States	18,608,030	14,425,094
[g] Energy Future Intermediate Holding Co. LLC/Finance Inc., secured note, 144A, 11.75%, 3/01/22	United States	21,953,000	22,611,590
[h] Hilton Worldwide Inc., FRN, 11/12/15,			
Mezzanine D Loan, 3.492%	United States	4,396,274	3,956,646
Mezzanine E Loan, 3.742%	United States	5,636,069	4,959,741
Mezzanine F Loan, 3.992%	United States	14,090,673	12,435,019
Mezzanine G Loan, 4.242%	United States	25,363,810	21,939,696

26 | Semiannual Report

Mutual Shares Fund

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)			
[h,i] iStar Financial Inc.,			
New Tranche A-1 Term Loan, 5.25%, 3/19/16	United States	2,331,494	$ 2,323,723
New Tranche A-2 Term Loan, 7.00%, 3/19/17	United States	8,728,000	8,749,820
Tranche A-1 Term Loan, 5.00%, 6/28/13	United States	4,695,252	4,690,087
Tranche A-2 Term Loan, 7.00%, 6/30/14	United States	5,199,000	5,204,199
NRG Energy Inc., senior note, 7.375%, 1/15/17	United States	38,815,000	40,464,637
Realogy Corp.,			
[h,i] Extended First Lien Term Loan, 4.491%, 10/10/16	United States	60,691,002	57,466,792
[h,i,k] Extended Revolver, 7.243%, 4/10/16	United States	9,959,683	8,590,227
[h,i] Extended Synthetic Letter of Credit, 4.496%, 10/10/16	United States	4,267,533	4,040,820
Second Lien Term Loan, 13.50%, 10/15/17	United States	15,228,000	15,665,805
senior note, 11.50%, 4/15/17	United States	9,853,000	9,384,983
[g,j] senior secured note, 144A, 7.875%, 2/15/19	United States	12,633,000	12,411,922
[g] senior secured note, 144A, 9.00%, 1/15/20	United States	6,214,000	6,431,490
[h,i] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.741%, 10/10/17	United States	194,177,556	116,487,892
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	24,998,000	6,561,975
[g] senior secured note, 144A, 11.50%, 10/01/20	United States	98,672,000	67,837,000
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $648,669,220)			568,574,899
Corporate Notes and Senior Floating Rate Interests in Reorganization 0.5%			
[d,m] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	23,775	—
[h,i,m] Tribune Co., 6/04/14,			
Incremental Term Loan, 7.25%	United States	8,138,000	5,325,304
[n] Initial Tranche B Term Loan, 5.25%	United States	98,948,000	66,159,898
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $71,646,413)			71,485,202
		Shares	
Companies in Liquidation 0.0%[†]			
[a] Adelphia Recovery Trust	United States	99,967,609	99,968
[a,b] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115	240,102
[a,d,e,f] CB FIM Coinvestors LLC	United States	43,105,703	—
[a,b,c] Century Communications Corp., Contingent Distribution	United States	33,138,000	—
[a,d] FIM Coinvestor Holdings I, LLC	United States	53,924,666	—
[a,b,c] Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000	—
		Principal Amount*	
[c,m] Peregrine Investments Holdings Ltd.,			
6.70%, 1/15/98	Hong Kong	95,000,000 JPY	—
6.70%, 6/30/00	Hong Kong	250,000,000 JPY	—
zero cpn., 1/22/98	Hong Kong	500,000	—

Semiannual Report | 27

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aNon-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2012, the aggregate value of these securities was $53,124,784, representing
0.40% of net assets.
dSee Note 9 regarding restricted securities.
eSee Note 13 regarding holdings of 5% voting securities.
fAt June 30, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2012, the aggregate value of these securities was $141,419,617, representing 1.06% of net assets.
hThe coupon rate shown represents the rate at period end.
iSee Note 1(h) regarding senior floating rate interests.
jIncome may be received in additional securities and/or cash.
kSee Note 10 regarding unfunded loan commitments.

28 | Semiannual Report

Mutual Shares Fund

Statement of Investments, June 30, 2012 (unaudited) (continued)

lA portion or all of the security is on loan at June 30, 2012. See Note 1(g).
mSee Note 8 regarding credit risk and defaulted securities.
nA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
oThe security is traded on a discount basis with no stated coupon rate.
pSecurity or a portion of the security has been pledged as collateral for open futures contracts. At June 30, 2012, the value of this security pledged as collateral was $5,425,348, representing less than 0.01% of net assets.
qSee Note 1(g) regarding securities on loan.
rThe rate shown is the annualized seven-day yield at period end.

At June 30, 2012, the Fund had the following futures contracts outstanding. See Note 1(d).

Semiannual Report | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Shares Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates,

Semiannual Report | 35

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

36 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Semiannual Report | 37

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At June 30, 2012, the Fund had OTC derivatives in a net unrealized loss position for such contracts of $79,940.

At June 30, 2012, the Fund held $28,414,897 in United Kingdom Treasury Bonds and U.S.

Treasury Bills, Bonds and Notes as collateral for derivatives.

38 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

See Notes 7 and 12 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At June 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered

Semiannual Report | 39

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Senior Floating Rate Interests (continued)

Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications

40 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Security Transactions, Investment Income, Expenses and Distributions (continued)

have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 41

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $10 billion
0.550%	Over $10 billion, up to and including $15 billion
0.530%	Over $15 billion, up to and including $20 billion
0.510%	Over $20 billion, up to and including $25 billion
0.490%	Over $25 billion, up to and including $30 billion
0.480%	Over $30 billion, up to and including $35 billion
0.470%	In excess of $35 billion

Effective July 1, 2012, the Fund will pay fees based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $10 billion
0.550%	Over $10 billion, up to and including $15 billion
0.520%	Over $15 billion, up to and including $20 billion
0.510%	Over $20 billion, up to and including $25 billion
0.490%	Over $25 billion, up to and including $30 billion
0.480%	Over $30 billion, up to and including $35 billion
0.470%	In excess of $35 billion

b. Administrative Fees

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

Semiannual Report | 43

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

5. INDEPENDENT TRUSTEES’ RETIREMENT PLAN

On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The
Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement.
Effective in December 1996, the Plan was closed to new participants.

During the period ended June 30, 2012, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:

aThe projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
bThe increase in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.

6. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any.
Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2011, the Fund had capital loss carryforwards of $2,146,562,655 expiring in 2017.

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and corporate actions.

Semiannual Report | 45

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2012, aggregated $1,593,622,915 and $2,546,258,515, respectively.

Transactions in options written during the period ended June 30, 2012, were as follows:

See Notes 1(d) and 12 regarding derivative financial instruments and other derivative information, respectively.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed com-
panies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable conse-
quences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2012, the aggregate value of distressed company securities for which interest recog-
nition has been discontinued was $71,485,202, representing 0.54% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer gen-
erally incurs all registration costs.

46 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

9. RESTRICTED SECURITIES (continued)

At June 30, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $30,355,713 as of June 30, 2012.

10. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The
Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2012, unfunded commitments were as follows:

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations.

Semiannual Report | 47

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

11. UNFUNDED CAPITAL COMMITMENTS

The Fund enters into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commit-
ment would result in an unrealized loss, the Fund recognizes such losses on the Statement of
Assets and Liabilities and the Statement of Operations.

At June 30, 2012, the Fund had unfunded capital commitments of $1,362,410, for which no depreciation has been recognized.

12. OTHER DERIVATIVE INFORMATION

At June 30, 2012, the Fund has invested in derivative contracts which are reflected on the
Statement of Assets and Liabilities as follows:

Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$27,987,405	Unrealized depreciation on forward exchange contracts / Net assets consists of - net unrealized appreciation (depreciation)	$5,635,770[a]

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$62,765,825	$(53,740,867)
Equity contracts	Net realized gain (loss) from written options / Net change in unrealized appreciation (depreciation) on investments	689,991	252,012

48 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

12. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2012, the average month end market value of derivatives represented
0.37% of average month end net assets. The average month end number of open derivative con-
tracts for the period was 104.

See Notes 1(d) and 7 regarding derivative financial instruments and investment transactions, respectively.

13. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2012, were as shown below.

Semiannual Report | 49

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

14. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of Franklin Mutual. For the period ended June 30, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At June 30, 2012, 14.82% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

15. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

16. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

50 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

16. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

alncludes common and convertible preferred stocks as well as other equity investments.
blncludes securities determined to have no value at June 30, 2012.
cFor detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 51

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

16. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are sig-
nificant Level 3 investments at the end of the period. At June 30, 2012, the reconciliation of assets, is as follows:

aThe investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
clncludes common and convertible preferred stocks as well as other equity investments.
dIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of June 30,
2012, are as follows:

52 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

16. FAIR VALUE MEASUREMENTS (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investment in auto components companies are an enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and a discount for lack of marketability. A sig-
nificant and reasonable increase or decrease in the EV to EBITDA multiple would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable input used in the fair value measurement of the Fund’s investment in real estate management & development companies is a discount for lack of marketability. A sig-
nificant and reasonable increase or decrease in the input would result in a significant decrease or increase in the fair value measurement.

The differences in fair value measurements caused by significant and reasonable changes in any of these inputs, except the EV to EBITDA multiple input, would not materially impact the net assets of the Fund.

17. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards
Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and
Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

18. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already dis-
closed in the financial statements.

Mutual Shares Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2012, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held three meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, along with related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory

54 | Semiannual Report

Mutual Shares Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

actions and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

Semiannual Report | 55

Mutual Shares Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five-year and 10-year periods ended December 31, 2011. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

56 | Semiannual Report

Mutual Shares Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional large-cap value funds. The Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2011, and had annualized total returns for the three- and five-year periods in the second-best and middle performing quintiles, respectively. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2011, was in the best performing quintile. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the most expensive quintile of its Lipper expense group and its total expenses were also in the most expensive quintile of such group. As part of its consideration of the Fund’s investment management fees and total expenses, the Board determined that a modification to an existing Fund breakpoint was warranted. See “Economies of Scale” discussion below.

Semiannual Report | 57

Mutual Shares Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2011, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of

58 | Semiannual Report

Mutual Shares Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004, with additional breakpoints being added as deemed appropriate by the Board. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. As a result of such considerations and, as discussed above, in light of the trustees’ consideration of the investment management fees and total expenses of the Fund, the trustees negotiated an additional breakpoint that reduces the Fund’s investment management fee for assets under management in excess of $15 billion by 0.01% (1 basis point). To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Mutual Shares Fund

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, B, C & R)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

474 S 08/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates, and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant

changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date August 24, 2012

By /s/Robert Kubilis
Robert Kubilis
Chief Financial Officer and
Chief Accounting Officer
Date: August 24, 2012